N-2	Jun. 11, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0002119699
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	AAM/WILSHIRE INFRASTRUCTURE FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
SHAREHOLDER TRANSACTION FEES	Class I Shares	Class S Shares(1)	Class D Shares(1)
Maximum Sales Load	None	3.50%	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount)	None	None	None

(1)      As of the date of this Prospectus, Class S and Class D Shares are not offered to investors.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
ANNUAL EXPENSES(2) (as a percentage of net assets attributable to common Shares)
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Shareholder Servicing Fees(3)	None	0.85%	0.25%
Other Expenses(4)	0.81%	0.81%	0.81%
Acquired Fund Fees and Expenses(5)	0.85%	0.85%	0.85%
Total Annual Fund Operating Expenses(6)	2.91%	3.76%	3.16%

(2)      The expenses shown in the table are based on estimated amounts for the 12 months ending May 31, 2027. The Fund’s actual expenses may vary from the estimated amounts shown. The Fund’s annual expense ratio will increase or decrease over time as the Fund’s asset level decreases or increases, respectively, and as actual Fund expenses vary.

(3)      The Advisor and the Fund have received an exemptive order from the SEC that permits the Fund to issue multiple classes of Shares and to impose asset-based distribution and/or service fees. Pursuant to that order, the Fund has adopted a distribution plan (the “Distribution Plan”) and pays the distribution and shareholder servicing fees under the Distribution Plan. The maximum annual rates at which the distribution and shareholder servicing fees may be paid under the Distribution Plan (calculated as a percentage of the Fund’s average daily net assets attributable to each of the Class S Shares and Class D Shares) is 0.85% for Class S Shares and 0.25% for Class D Shares, of which 0.25% is a shareholder servicing fee and the remaining portion, if any, is a distribution fee. Class I Shares are not subject to any distribution and/or shareholder servicing fee under the Distribution Plan. See “Distribution Plan.”

(4)      Other Expenses are based on estimated amounts for the first 12 months of operations. Other Expenses include all other expenses incurred by the Fund, such as professional fees relating to legal, accounting, tax and audit expenses; Fund operating expenses such as transfer agency fees, custody fees, administration fees, trustee fees, and non-interest related line of credit fees (e.g., origination and maintenance fees); sub-transfer agency fees; and expenses relating to the continuous offering and sale of Shares.

(5)      Acquired Fund Fees and Expenses are based on estimated amounts for the first 12 months of operations. Some or all of the Portfolio Funds in which the Fund is invested and expects to invest generally charge a management fee of 1.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and 10% to 20% of a Portfolio Fund’s net profits as a carried interest allocation, subject to a clawback. The Portfolio Funds generally will be subject to a carried interest clawback. The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Portfolio Funds in which the Fund is invested and expects to invest, which may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. Accordingly, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.

(6)      The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are reflected in the underlying fund’s performance and are borne indirectly by the Fund.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

The following Example is intended to help you understand the various costs and expenses that you, as a holder of Shares, would bear directly or indirectly. The Example assumes that you invest $1,000 in Shares of the Fund for the time periods indicated. Because there are no costs associated with repurchases at this time, your costs would be the same whether you hold your Shares or tender your Shares for repurchase at the end of the time periods indicated. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested at NAV per Share, and that the Fund’s operating expenses (as described above) remain the same. The Example is based on these assumptions and should not be considered a representation of the Fund’s future expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class I Shares	$29	$90	$153	$323
Class S Shares	$72	$146	$222	$421
Class D Shares	$32	$97	$165	$347

Purpose of Fee Table , Note [Text Block]	The purpose of the table above is to assist prospective investors in understanding the various fees and expenses holders of each class of Shares will bear directly or indirectly.
Basis of Transaction Fees, Note [Text Block]	as a percentage of net assets attributable to common Shares
Other Expenses, Note [Text Block]	Other Expenses are based on estimated amounts for the first 12 months of operations. Other Expenses include all other expenses incurred by the Fund, such as professional fees relating to legal, accounting, tax and audit expenses; Fund operating expenses such as transfer agency fees, custody fees, administration fees, trustee fees, and non-interest related line of credit fees (e.g., origination and maintenance fees); sub-transfer agency fees; and expenses relating to the continuous offering and sale of Shares.
Acquired Fund Fees and Expenses, Note [Text Block]	Acquired Fund Fees and Expenses are based on estimated amounts for the first 12 months of operations. Some or all of the Portfolio Funds in which the Fund is invested and expects to invest generally charge a management fee of 1.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and 10% to 20% of a Portfolio Fund’s net profits as a carried interest allocation, subject to a clawback. The Portfolio Funds generally will be subject to a carried interest clawback. The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Portfolio Funds in which the Fund is invested and expects to invest, which may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. Accordingly, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES

Investment Objectives

The Fund seeks to provide capital appreciation. As a secondary objective, the Fund seeks to provide current income.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investments that provide direct or indirect exposure to infrastructure assets. The Fund considers “infrastructure assets” to be assets that primarily comprise physical and organizational structures, facilities, buildings, systems, and networks, and their associated operations in specific sectors and industries, including power and energy, utilities, communications, transportation, and social (e.g., education and healthcare facilities). An Infrastructure Investment comprises (i) any investment that, at the time of investment, satisfies the Infrastructure Investment Threshold, or (ii) the securities of any company that is included in the S&P Global Infrastructure Index, the MSCI ACWI Infrastructure Index, or the BCLASS sectors of Midstream, Oil Field Services, Transportation Services, Electric, Natural Gas, Other Utility, Wireless, as well as the securities of datacenter and fiber-related companies classified within other BCLASS sectors.

The Fund seeks to gain exposure to infrastructure assets directly, or indirectly through SPVs, through (i) Primary Investments in new interests in Portfolio Funds, (ii) Secondary Investments in Portfolio Funds, and (iii) direct Co-Investments in infrastructure assets or Portfolio Companies that are made alongside a general partner or manager (or equivalent). The Portfolio Funds are not registered as investment companies under the 1940 Act because they do not meet the definition of “investment company” under the 1940 Act or because they are relying on the exclusions in Sections 3(c)(1) and/or 3(c)(7) of the 1940 Act. Wilshire, which serves as a Fund sub-advisor, designs, constructs, and manages the portion of the Fund’s portfolio that is allocated to Private Infrastructure Investments. Under normal circumstances, when its assets are fully deployed, the Fund will seek to obtain exposure to Private Infrastructure Investments by targeting the following allocation ranges: (i) 40-60% of the Fund’s exposure obtained through Primary Investments, (ii) 20-40% of the Fund’s exposure obtained through Co-Investments, and (iii) 10-30% of the Fund’s exposure obtained through Secondary Investments. The Fund will obtain consent or approval from the issuer prior to purchasing a Secondary Investment. The Fund may invest in Portfolio Funds that are managed by affiliates of the Advisor or the Sub-Advisors.

The Fund’s portfolio will consist of the Public Portfolio and Private Infrastructure Investments that vary across industries, sectors, market segments, and geographies. The Fund seeks to allocate its Private Infrastructure Investments across geographies, targeting 50-80% in North America, 10-40% in Europe, and 0-20% in other developed countries or markets. The Fund’s portfolio may include investments denominated in foreign currencies. The Fund’s investment in Infrastructure Investments includes both Private Infrastructure Investments and applicable holdings within the Public Portfolio.

The Fund intends to apply for exemptive relief from the SEC that would permit it to, among other things, co-invest with certain other persons, including certain affiliates of the Advisor, and certain public or private funds managed by the Advisor and its affiliates, subject to certain terms and conditions.

The Fund’s Public Portfolio provides liquidity management to support the Fund’s private markets investment strategies and repurchases of Shares as well as compliance with certain requirements under the 1940 Act, and applicable rules thereunder. The Public Portfolio may include fixed income securities and instruments, including U.S. Treasury securities and corporate bonds; asset-backed securities, including CLOs and CMBS; shares of registered investment companies that invest primarily in fixed income securities or instruments, including mutual funds, ETFs, and money market funds; and/or cash, cash equivalents, and other short-term investments.

When the Fund commits to invest in a Private Infrastructure Investment, the Fund may hold shares of money market funds, cash, other cash equivalents, or U.S. Treasury securities to cover that unfunded commitment. Shares of money market funds, cash, other cash equivalents, and U.S. Treasury securities with remaining maturities of one year or less held by the Fund to cover unfunded commitments to Private Infrastructure Investments that the Fund reasonably expects to be called in the future are counted towards the Fund’s 80% investment policy with respect to Infrastructure Investments.

The Fund’s portfolio will be designed with the goal of creating a varied set of assets, balancing long-term growth and current income. The Fund creates a varied portfolio in part to seek to dampen inter-quarter volatility and insulate the Fund’s portfolio from cyclical effects of the broader market.

The Fund’s portfolio is expected to consist of private investments across multiple sponsors and investment types that employ one of three strategies: (i) value added, (ii) opportunistic, and (iii) core/core+. Strategies that are classified as “value added” generally consist of control or co-control positions in performing or underperforming assets. This may include strategies targeting the improvement of operational efficiency, revenue growth improvements, and/or physical improvements to an asset that are expected to improve its attractiveness and profitability. Value added investments often include both current income and capital appreciation potential, and they are typically structured with a combination of equity and debt financing.

Strategies that are classified as “opportunistic” generally consist of control positions in the development, re-development, or repositioning of an asset, and special situations. This may include the transformation of an asset from its existing state to a new use or a new asset categorization. This may also include the ground up development of an asset, constructed for use in a particular market segment or industry. Opportunistic investments are typically targeting returns primarily through capital appreciation, and they are typically structured with equity and low to modest debt. Special situations may include managers who create value through turnarounds and/or financial or operational restructurings of the businesses they invest in. Once the operational and/or financial complexity has been resolved, special situations funds further enhance returns through operational and strategic transformation of businesses and eventual sale. Special situations investments will target returns both through income and capital appreciation and will have capital structures specific to the underlying investment, often including both equity and debt at varying levels.

“Core/core+” investments are income-generating, typically involving essential services with long-term, predictable cash flows. Such investments are typically mature and operational, and they would include assets such as toll roads, utilities, electricity distribution, ports or transportation. Core/core+ investments are generally considered to be lower-risk and more stable investments relative to value-added and opportunistic investments.

The Fund seeks to allocate 40-70% of its assets to value added investments, 20-45% of its assets to opportunistic investments, and 10-25% of its assets to core/core+ investments.

Risk Factors [Table Text Block]

PRINCIPAL RISKS

An investment in the Fund involves significant risks and considerations which prospective shareholders should evaluate carefully before making a decision to acquire Shares. The Advisor and its affiliates cannot assure the Fund’s success or profitability. The success of the Fund will depend upon a variety of factors, many of which are beyond the Advisor’s control. A prospective shareholder should carefully consider the following factors and risks relating to an investment in the Fund. This section also describes certain risk factors applicable to the Fund’s investments. The following does not purport to be a summary of all the risks associated with such investments.

RISKS RELATED TO AN INVESTMENT IN THE FUND

No Operating History.    The Fund commenced operations on August 5, 2025, at which time it operated as a private fund in reliance upon the exclusion from the definition of an investment company in Section 3(c)(7) of the 1940 Act. On March 13, 2026, the Fund registered as a closed-end management investment company under the 1940 Act. Prior to such registration, the Fund was owned solely by affiliates of the Advisor that are qualified purchasers as defined in the 1940 Act. The Fund is a recently organized entity with limited history upon which to evaluate the Fund’s performance. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that it will not achieve its investment objectives and that the value of an investor’s investment could decline substantially or even result in a total loss. There is no assurance that the Fund or any particular investment will be successful.

Unlisted Closed-End Fund Structure; Limited Liquidity.    The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (i.e., mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund will offer a limited degree of liquidity by conducting quarterly repurchase offers, a shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end registered investment companies, and are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares, and should be viewed as a long-term investment.

There will be a substantial period of time between the date as of which shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having future information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

Repurchases of Shares may be suspended, postponed or terminated by the Board under certain limited circumstances. See “Periodic Repurchase Offers.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its shareholders unless called for under the provisions of the 1940 Act.

Repurchase Offers Risk.    As described under “Periodic Repurchase Offers” below, the Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund will conduct quarterly repurchase offers, typically for 5% of the Fund’s outstanding Shares at NAV per Share, subject to applicable law and approval of the Board of Trustees. In all cases such repurchases will be for at least 5% and not more than 25% of the Fund’s outstanding Shares at the NAV per Share, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments than would otherwise be the case, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investments in the Fund at NAV per Share during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV per Share of Shares tendered in a repurchase offer may decline to the extent there is any delay between the repurchase request deadline and the date on which the NAV per Share for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.

An affiliate of the Advisor and SLC Management has contributed the initial seed capital to the Fund, and it is expected that three additional affiliates of the Advisor and SLC Management will invest in the Fund shortly after the Fund’s registration statement is effective (each, a “Seed Investor” and collectively, the “Seed Investors”). The Seed Investors will likely constitute the Fund’s largest shareholders for at least the first year after the Fund commences operations. If a Seed Investor participates in a repurchase offer during a time when it remains one of the Fund’s largest shareholders, the ability of other shareholders to have their desired amount of Shares repurchased may be significantly reduced.

The Seed Investors intend to begin participating in the Fund’s quarterly repurchase offers starting on the earlier of (1) the date the Fund’s NAV initially surpasses $500 million, or (2) three years after the Fund’s Registration (the “Targeted Redemption Date”). On the Targeted Redemption Date, the Seed Investors may, but are not obligated to, start tendering their Shares for repurchase by the Fund, at their sole discretion, in accordance with the Share repurchase program.

Market Risk.    The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, technological advances (such as artificial intelligence and machine learning), the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. Such events could make identifying investment risks and opportunities especially difficult for the Advisor. In response to certain crises, the United States and other governments have taken steps to support financial markets. The withdrawal of this support or failure of efforts in response to a crisis could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Recent Market Events.    Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Damage to energy infrastructure from conflicts in the Middle East, reduced shipping through the Strait of Hormuz, and other energy supply constraints could also have long-term adverse impacts on the U.S. and world economies. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including through suggestions that the United States should control certain sovereign foreign territories, attempts to restructure federal government agencies with international influence, and the imposition of tariffs and trade barriers on certain foreign countries, including China and long-time U.S. allies. In particular, the imposition of tariffs has led to retaliatory tariffs by targeted foreign countries and could lead to retaliatory tariffs by additional foreign countries, as well as increased and prolonged market volatility, and sector-specific downturns in industries reliant on international trade. The administration has also sought to reduce the headcount of and freeze or reduce funding available to certain U.S. government agencies. Such efforts may continue throughout U.S. federal agencies, which could increase administrative burdens on remaining government employees, increase processing times of company filings, alter regulatory policymaking, and increase regulatory volatility. These efforts and other similar actions may have unforeseen consequences on the economy and markets generally, and could negatively impact the Fund.

Raising the ceiling on U.S. government debt and passing periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the United States and elsewhere.

Changing interest rate environments (whether downward or upward) impact various sectors of the economy and asset classes in different ways. For example, low interest rate environments tend to be positive for the equity markets, whereas high interest rate environments tend to apply downward pressure on earnings and equity prices. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market.

The events and circumstances described above could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy repurchase requests, and negatively impact the Fund’s performance. Other market events may cause similar disruptions and effects.

Non-Diversification Risk.    The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Multiple Levels of Fees and Expenses.    Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and tender offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund that did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, a Portfolio Fund Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its shareholders, even if the overall performance of the Fund is negative. Generally, asset-based fees payable to Portfolio Fund Managers of the Portfolio Funds will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance-based fees or allocations are typically 20%, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The performance-based compensation received by a Portfolio Fund Manager also may create an incentive for that Portfolio Fund Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Shareholders that invest in the Fund through financial advisors or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisors or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Tax Risks.    Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its investment company taxable income and net short-term gains in the form of deductible dividends.

Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Advisor obtain information from or about the Portfolio Funds in which the Fund is invested. However, Portfolio Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisor to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Portfolio Funds in which the Fund can invest.

Portfolio Funds classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the 90% gross income test, described below. In order to meet the 90% gross income test, the Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount or sources of a Portfolio Fund’s income until such income has been earned by the Portfolio Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the 90% gross income test.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in a Portfolio Fund that limit utilization of this cure period.

If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at the regular corporate rate without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Fund’s Shares.

The Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it would be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying Portfolio Funds. The Fund’s investment in Portfolio Funds may make it difficult to estimate the Fund’s income and gains in a timely fashion. Given the difficulty of estimating Fund income and gains in a timely fashion, each year the Fund is likely to be liable for a 4% excise tax.

The Fund may directly or indirectly invest in Portfolio Funds or Portfolio Companies located outside the United States. Such Portfolio Funds or Portfolio Companies may be subject to withholding taxes or other taxes in such jurisdictions with respect to their investments or operations, as applicable. In addition, adverse U.S. federal income tax consequences can result by virtue of certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “passive foreign investment companies.”

The Fund may be classified as a U.S. real property holding corporation (“USRPHC”) based on certain of its investments that provide direct or indirect exposure to real estate within the United States. If the Fund is treated as a USRPHC, non-U.S. investors may be subject to U.S. federal withholding taxes and tax filing obligations on: (1) certain redemptions or dispositions of Fund shares, and (2) distributions by the Fund that are attributable to (i) gains realized on the disposition of United States real property interests (“USPRIs”) by the Fund and (ii) certain distributions received by the Fund from a lower-tier entities that the Fund is required to treat as USRPI gain in its hands. Non-U.S. investors are encouraged to consult their personal tax advisors about the potential tax consequences of an investment in the Fund and its treatment as a USRPHC. See “Tax Matters” below for additional information regarding the consequences of the Fund being classified as a USRPHC.

Legal and Regulatory Risks.    Legal and regulatory changes that could occur may substantially affect private funds and such changes may adversely impact the performance of the Fund. The regulation of the U.S. and non-U.S. securities, derivatives and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Such market regulations may increase the costs of the Fund’s investments, may limit the availability or liquidity of certain investments, or may otherwise adversely affect the value or performance of the Fund’s investments. Any such developments could impair the effectiveness of the Fund’s investments and cause the Fund to lose value. Counterparty risk with respect to derivatives and certain other transactions has also been impacted by rules and regulations affecting such markets. For example, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, in the event of an insolvency of its counterparties (or their affiliates) could be stayed or eliminated under special resolution regimes adopted in the United States and various other jurisdictions.

Greater regulatory scrutiny may increase the Fund’s, the Advisor’s, and the Sub-Advisors’ exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund, the Advisor, and the Sub-Advisors, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

With the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”), there have been extensive rulemaking and regulatory changes that affect fund managers, the funds that they manage, the instruments in which funds invest (such as derivatives), and the financial industry as a whole. The European Union (the “EU”), the UK and various other jurisdictions have implemented or are in the process of implementing similar requirements that will affect the Fund when it enters into derivatives transactions with a counterparty organized in that jurisdiction or otherwise subject to that jurisdiction’s derivatives regulations. These and other legislative and regulatory measures may reduce the availability of some types of derivative instruments, may increase the cost of trading in or maintaining other instruments or positions and may cause uncertainty in the markets for a variety of derivative instruments. While many of these requirements are already in effect, others are still being implemented, so their ultimate impact remains unclear. There can be no assurance that current or future regulatory actions authorized by the Dodd-Frank Act will not have a material adverse effect on the Fund and the Private Infrastructure Investments, significantly reduce the profitability of the Fund, or impair the ability of the Fund and the Private Infrastructure Investments to achieve their investment objectives.

Cybersecurity Risks.    With the increased use of digital and network technologies, and the increased dependence on computer systems to perform ongoing business and operational functions, the Fund and its service providers, including the Advisor and Sub-Advisors, may be susceptible to operational and information security risks resulting from cyber incidents and attacks. Such cyber incidents may result from intentional or unintentional events, including systems malfunctions, unauthorized access to digital systems (through “hacking” or malicious software coding), computer viruses, or cyber-attacks which shut down, disable, or otherwise disrupt operations or prevent website access (including denial of service attacks). For example, cyber-attacks or technical malfunctions may render the records of the Fund, including records of assets and transactions, investor information and other data integral to the functioning of the Fund, inaccessible or inaccurate; result in the theft or release of private investor information or other confidential information; or otherwise interfere with the core operations of the Fund and the processing of the Fund’s transactions. Such incidents may adversely impact the Fund and its investors, potentially resulting in, among other things, financial losses; violations of applicable privacy and other laws; regulatory fines and penalties; reputational damage; and/or reimbursement or other compensation costs. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund may also incur substantial costs related to cybersecurity risk management, compliance, and remediation. Similar types of cybersecurity risks also are present for the Portfolio Funds and Portfolio Companies in which the Fund invests, which could result in material adverse consequences and cause the Fund’s investment in such the Portfolio Funds and Portfolio Companies to lose value.

RISKS RELATED TO THE FUND’S INVESTMENTS

Investments in Portfolio Funds; Dependence on Portfolio Fund Managers.    Because the Fund invests in Portfolio Funds, a shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s NAV may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds Not Registered.    The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of directors, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Portfolio Fund Managers may not be registered as investment advisors under the Advisers Act. As an indirect investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisors, the Fund will not have the benefit of certain of the protections of the Advisers Act.

Many Portfolio Funds are exempted from regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in certain Portfolio Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

In addition, many Portfolio Funds do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund invests may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Leverage in Portfolio Funds and Portfolio Companies.    The Fund may invest in Portfolio Funds which use borrowings to finance investments or to meet operating expenses. In addition, Portfolio Companies may incur significant amounts of debt. The use of leverage may enable Portfolio Funds or Portfolio Companies to produce higher total returns. However, since any fall in the value of a Portfolio Fund’s investments or a Portfolio Company is borne by that Portfolio Fund or Portfolio Company, where there is a decline in the value of such investments, the use of leverage can also result in a greater decrease in the Fund’s capital and therefore have a material adverse impact on returns to the Fund. Portfolio Funds and Portfolio Companies may also incur leverage that may have important adverse consequences. For example, Portfolio Companies may be subject to restrictive financial and operating covenants and leverage may impair their ability to respond to changing business and economic conditions and to business opportunities. In addition, since any decrease in the value of a Portfolio Fund’s investments or a Portfolio Company is borne by that Portfolio Fund or Portfolio Company, where there is a decline in the value of such investments, the use of leverage can also result in a greater decrease in such entity’s capital and therefore have a material adverse impact on returns to investors.

Portfolio Funds’ Interests are Generally Illiquid.    The interests of the Portfolio Funds in which the Fund invests or plans to invest will often be illiquid. Subscriptions to purchase the interests of Portfolio Funds are typically subject to restrictions or delays. There is no regular market for interests in many Portfolio Funds or Portfolio Companies, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable Portfolio Fund or the board of the Portfolio Company, and could occur at a discount to the stated NAV. If the Advisor or Wilshire determines to cause the Fund to sell its interest in a Portfolio Fund or a Portfolio Company, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a quick sale.

Valuation of the Fund’s Private Infrastructure Investments.    A large percentage of the securities in which the Fund invests will not have a readily determinable market price and will be fair valued by the Fund. The valuation of the Fund’s interests in Private Infrastructure Investments is ordinarily determined each Business Day based in part on estimated valuations provided by Portfolio Fund Managers and also on valuation determinations made by the Advisor, which may be based in whole or in part on information from third-party valuation services, under the general supervision of the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Advisor as the Fund’s Valuation Designee to perform the Fund’s fair value determinations, which are subject to Board oversight, as applicable, and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Advisor’s fair value determinations.

Like the Fund’s investments, a large percentage of the securities in which the Portfolio Funds and the Portfolio Companies of Co-Investments will not have a readily determinable market price and will be valued periodically by the private investment fund or the Co-Investment. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds in the future. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Infrastructure Investment, the accuracy of the valuations provided by the Private Infrastructure Investments, that the Private Infrastructure Investments will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Infrastructure Investments’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could subsequently prove to have been wrong, potentially by significant amounts.

The Fund’s securities valuation and pricing services policies and procedures (the “Valuation Procedures”) provide that valuations for Private Infrastructure Investments will be determined based in part on estimated valuations provided by Portfolio Fund Managers and also on valuation determinations made by the Advisor pursuant to a valuation methodology that incorporates general private equity pricing principles and information from third-party valuation services, under the general supervision of the Board. The Advisor seeks to maintain accurate Private Infrastructure Investment valuations by undertaking a detailed assessment of a Private Infrastructure Investment’s valuation procedures prior to investing in the Private Infrastructure Investment. Based on the methodology, the Advisor may adjust a Portfolio Fund’s periodic valuation, as appropriate, including through the use of a third-party valuation service, which uses fair value techniques considered by such service most applicable to the Private Infrastructure Investment. The Fund runs the risk that the Advisor’s valuation techniques will fail to produce the desired results. Any imperfections, errors, or limitations in any model that is used could affect the ability of the Fund to accurately value Private Infrastructure Investment assets. By necessity, models make assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include all knowable information or the most recent information about a company, security, or market factor. In addition, the Advisor may face conflicts of interest in valuing the Fund’s investments, as the value of the Fund’s investments will affect the Advisor’s compensation. Moreover, Portfolio Fund Managers typically provide estimated valuations on a quarterly basis whereas the Advisor will consider valuations on an ongoing basis and will determine valuations on a daily basis. While any model that may be used would be designed to assist in confirming or adjusting valuation recommendations, the Advisor generally will not have sufficient information in order to be able to confirm with certainty the accuracy of valuations provided by a Private Infrastructure Investment until the Fund receives the Private Infrastructure Investment’s audited annual financial statements (and even then, the Advisor will only be able to confirm the value as of the financial statement date).

A Private Infrastructure Investment’s information could be inaccurate due to fraudulent activity, misevaluation, or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time, if ever. Even if the Advisor elects to cause the Fund to sell its interests in such a Private Infrastructure Investment, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Private Infrastructure Investment’s valuations of such interests could remain subject to such fraud or error, and the Advisor may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Investors should be aware that situations involving uncertainties as to the valuations by Private Infrastructure Investments could have a material adverse effect on the Fund if judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

Valuations Subject to Adjustment.    The valuations reported by the Private Infrastructure Investments based upon which the Fund determines its NAV on each Business Day may be subject to later adjustment or revision. For example, NAV calculations may be revised as a result of fiscal year-end audits or other conditions that impact the Private Infrastructure Investments’ investments but that are unknown to the Advisor at the time of the Fund’s valuation estimate. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Private Infrastructure Investments or the Fund adversely affect the Fund’s NAV, the outstanding Shares may be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount. The same principles apply to the purchase of Shares. New shareholders may be affected in a similar way.

Capital Call Risk.    The Fund may maintain a sizeable cash and/or liquid investments position in anticipation of funding capital calls or near-term investment opportunities. Even though the Fund may maintain a sizeable position in cash and/or liquid investments, it may not contribute the full amount of its commitment to a Portfolio Fund at the time of investment. Instead, the Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by a Portfolio Fund. If the Fund defaults on its unfunded commitment to a Portfolio Fund or fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may (i) impair the ability of the Fund to pursue its investment strategies, (ii) force the Fund to borrow, (iii) cause the Fund, and, indirectly, the shareholders to be subject to certain penalties from the Private Infrastructure Investments (including the complete forfeiture of the Fund’s investment in a Portfolio Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Termination of the Fund’s Interest in a Portfolio Fund.    A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Risks Related to Portfolio Companies.    The Private Infrastructure Investments will include direct and indirect investments in Portfolio Companies. This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history. For example, an early-stage Portfolio Company may be one that has obtained permitting, licensing, and governmental approval to develop a project, and has identified a customer, but has not yet commenced revenue generating activities. This may also include Portfolio Companies with assets that are in one or more of various stages of their lifecycle or useful life, including development, construction, newly operating, regular operations, depreciating, and terminating. While some of these stages carry more risk than others, all stages carry risks. The Private Infrastructure Investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Limited Operating History of Portfolio Companies.    Portfolio Companies may have limited operating histories by which to assess their ability to achieve, sustain and increase revenues or profitability. A Portfolio Company’s financial results will be affected by many factors, including (i) the ability to successfully identify a market or markets in which there is a demand for its infrastructure; (ii) the ability to successfully negotiate strategic alliances, counterparty and user agreements, and as applicable secure permitting, construction, operating, and regulatory approvals; (iii) the progress of optimization, expansion, operational and capital expenditure, and/or organic growth and mergers/acquisition programs with respect to the development of additional infrastructure facilities and enhancements to existing assets; (iv) the ability to protect monopolistic service areas; and (v) competing technological and market developments, particularly from companies that have substantially greater resources.

There can be no assurance that the Portfolio Companies will ever achieve the return targets sought by the Fund at the time the Fund makes an investment.

Competition for Investment Opportunities.    The Fund competes for investments with other investment funds (including registered investment companies, private infrastructure equity and debt funds, and fund-of-funds), other institutional investors, including public and corporate pension plans, sovereign wealth funds, endowments and foundations, insurance companies, family offices, and high net worth individuals, as well as traditional and non-traditional sources of infrastructure funding, including, but not limited to traditional financial services companies such as commercial banks, project finance companies, business development companies, SPACs, and hedge funds. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund.

These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do. As a result, the Fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Even if the Advisor, Wilshire, or a Portfolio Fund Manager identifies an attractive investment opportunity, the Fund or the Portfolio Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. This could potentially result in delays in deploying the Fund’s capital, which could adversely affect the Fund’s returns.

If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. Furthermore, many of the Fund’s competitors are not subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC.

Access to Investments.    The Fund is registered as an investment company under the 1940 Act and is subject to certain restrictions under the 1940 Act, and certain tax requirements, among other restrictions, that limit the Fund’s ability to make investments, as compared to a fund that is not so registered. Such restrictions may prevent the Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time. The Fund’s intention to qualify and be eligible for treatment as a regulated investment company under the Code can limit its ability to acquire or continue to hold positions in investments that would otherwise be consistent with its investment strategy. The Fund incurs additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act, which reduces returns to shareholders of the Fund.

Risks Related to Secondary Investments.    The acquisition of private market interests through Secondary Investments will be subject to each of the risks set forth below and those risks should be carefully evaluated before making an investment in the Fund. Secondary Investments will also be subject to a number of additional risks and uncertainties.

•        Valuation Risks.    Secondary Investments may be difficult to value because it may be relatively difficult to obtain reliable valuations of the investments underlying the Secondary Investments or reliable information regarding the Portfolio Companies to which such investments relate when making investment decisions. In certain cases, Secondary Investments may be acquired from issuers of such interests or other third parties, rather than from the original or existing investors in such Secondary Investments. As a result, in many cases the Advisor may have to select and structure Secondary Investments using economic, financial, and other information which may be incomplete or unreliable.

•        Transaction Risks.    The purchase price of Secondary Investments will be subject to negotiation with the sellers of such interests and suitable terms for a transaction may not be obtained or the Advisor may not obtain an optimal price or market discount for such interests, which may adversely affect the performance of the Fund. In addition, a negotiated transaction with a potential seller may not be consummated as a result of the refusal of a Portfolio Fund Manager to approve of the transfer of Secondary Investments or as a result of a right of first refusal held by a Portfolio Fund or other investors in such fund. The terms and conditions of the acquisition of Secondary Investments may also include provisions that are disadvantageous, for example the purchaser may be required to provide indemnities to the seller or to the Portfolio Fund, or may assume certain contingent liabilities, including the obligation to return prior distributions made by the Portfolio Fund to the seller of the interests in Secondary Investments in the event the seller fails to perform its obligation to return such distributions.

•        Portfolio Risks.    The Advisor may have the opportunity to acquire a portfolio of Secondary Investments from a seller on an “all or nothing” basis. Certain of the Secondary Investments may be less attractive than others, and certain of the sponsors of such Secondary Investments may be more familiar to the Advisor than others or may be more experienced or highly regarded than others. In such cases, it may not be possible to carve out from such purchases those investments which the Advisor considers (for commercial, tax, legal or other reasons) less attractive.

•        Concentration Risk Associated with Single Asset Deals and Continuation Funds.    The Fund may participate in single-asset restructurings where it invests in continuation vehicles formed by a third-party fund manager to retain an existing interest in a sole Portfolio Company. Investments in single-asset deals and/or in Portfolio Funds that are continuation vehicles holding a single Portfolio Company may decrease the Fund’s level of diversification. As a consequence, the aggregate returns realized by investors may be substantially adversely affected by the unfavorable performance of a small number of these investments.

Risks Related to Co-Investments.    Co-Investments will be subject to each of the risks set forth below and those risks should be carefully evaluated before making an investment in the Fund. Co-Investments will also be subject to a number of additional risks and uncertainties.

•        No Control of Co-Investment Vehicles.    The Fund may invest indirectly in Portfolio Companies with third-party co-investors by means of co-investment vehicles formed to facilitate such investments. It is anticipated that co-investment vehicles will be formed and managed by third-party fund managers and that neither the Advisor nor the Fund will control the co-investment vehicles. The realization of Portfolio Company investments made as co-investments may take longer than would the realization of investments under the sole control of the Fund, because the third-party fund managers may control the exit process or because the co-investors may require an exit procedure requiring notification of the other co-investors and possibly giving the other co-investors a right of first refusal or a right to initiate a buy-sell procedure (i.e. one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non-initiating party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).

•        Adverse Effects of Third-Party Co-Investors.    Co-Investments may involve risks in connection with such third-party involvement, including the possibility that a third party may have financial difficulties, resulting in a negative impact on such investment, or that the Fund may in certain circumstances be held liable for the actions of such third-party co-investor. Third-party co-investors may also have economic or business interests or goals which are inconsistent with those of the Fund or may be in a position to take or block action in a manner contrary to the Fund’s investment objectives. In those circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to such investments, including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund. In addition, where the Fund participates in any investment with third-party co-investors, the size of the investment opportunity otherwise available to the Fund may be less than it would otherwise have been without the participation of one or more of such third-party co-investors.

•        Reliance on Managers of Co-Investment Vehicles.    The Fund will be highly dependent upon the capabilities of the private markets fund managers alongside whom the investment is made. The Fund may make binding commitments to co-investment vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such co-investment vehicles. In some cases, the Fund will be obligated to fund its entire investment for a co-investment vehicle up front, and in other cases the Fund will make commitments to fund from time to time as called by the managers of the underlying co-investment vehicles. Neither the Advisor nor the Fund will have control over the timing of capital calls or distributions received from co-investment vehicles, or over investment decisions made by such co-investment vehicles.

The Fund also will generally not have control over any of the underlying Portfolio Companies and will not be able to direct the policies or management decisions of such Portfolio Companies. Thus, the returns to the Fund from any such investments will be dependent upon the performance of the particular Portfolio Company and its management and the Fund will not be able to direct the policies or management decisions of such Portfolio Companies.

•        Reliance on Reporting from Co-Investment Vehicles and Portfolio Companies.    The Fund’s ability to deliver accurate and timely reports is dependent upon the accuracy and timeliness of the reports received from co-investment vehicles or the Portfolio Companies. The position of investors in the Fund may depend on the amount of information the Fund receives from the Portfolio Companies and co-investment vehicles about their underlying Portfolio Companies. If the Fund does not have the right to access particular information about the underlying Portfolio Companies, investors’ positions, including their tax position, may be prejudiced.

Managers of co-investment vehicles and Portfolio Companies utilize divergent reporting standards that may make it difficult for the Advisor to accurately assess the prior performance of the sponsor of a potential co-investment vehicle. In addition, such reporting variances may affect the ability of the Advisor to accurately value and monitor underlying investments. Such variances typically involve the calculation of the internal rate of return on investment, and a co-investment vehicle or a Portfolio Company may have different policies regarding the inclusion of fees due to the manager and/or investment professionals and expenses of such co-investment vehicle when calculating the return on investment.

•        Affiliated Transactions.    The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Advisor and the Sub-Advisors), principal underwriters and affiliates of those affiliates or underwriters. Under these restrictions, the Fund and any Portfolio Company that the Fund controls are generally prohibited from knowingly participating in a joint transaction, including co-investments in a portfolio company, with an affiliated person, including any trustees or officers of the Fund, the Advisor, the Sub-Advisors, or any entity controlled or advised by any of them. These restrictions also generally prohibit the Fund’s affiliates, principal underwriters and affiliates of those affiliates or underwriters from knowingly purchasing from or selling to the Fund or any Portfolio Company controlled by the Fund certain securities or other property and from lending to and borrowing from the Fund or any Portfolio Company controlled by the Fund monies or other properties. The Fund and its affiliates may be precluded from co-investing in private placements of securities, including in any portfolio companies controlled by the Fund. The Fund, its affiliates and Portfolio Companies controlled by the Fund may from time to time engage in certain joint transactions, purchases, sales and loans in reliance upon and in compliance with the conditions of certain positions promulgated by the SEC and its staff. There can be no assurance that the Fund would be able to satisfy these conditions with respect to any particular transaction. As a result of these prohibitions, restrictions may be imposed on the size of positions or the type of investments that the Fund could make.

The Advisor and the Fund intend to obtain an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in privately negotiated investments. However, there is no guarantee that the SEC will grant the exemptive order requested and, if granted, the exemptive order is expected to include certain conditions that would limit or restrict the Fund’s ability to participate in such transactions, including, without limitation, where affiliated funds have an existing investment in the Portfolio Company. Additionally, third parties, such as the managers of co-investment vehicles and Portfolio Funds, may not prioritize an allocation to the Fund when faced with a more established pool of capital also competing for allocation. Ultimately, an inability to receive the desired allocation to certain infrastructure assets could represent a risk to the Fund’s ability to achieve the desired investment returns.

•        Risk of Dilution.     The Fund or a co-investment vehicle may not obtain the right to participate in all follow-on investment opportunities of a Portfolio Company or may not obtain other anti-dilution rights. If the Fund or a co-investment vehicle does not participate in a follow-on investment or does not obtain anti-dilution rights, the initial investment of the Fund or a co-investment vehicle in such Portfolio Company may be subject to dilution over time.

Concentration of Investments.    The Fund will concentrate its investments in the infrastructure industry and may focus its investments in one or more infrastructure market segments (e.g., power and energy, utilities, communications, transportation, and social infrastructure assets). As a result, the Fund’s portfolio is subject to greater risk and volatility than if investments had been made in a broader diversification of asset types, industries, and market segments.

Foreign Investment Risk.    Investments in foreign securities are affected by risk factors generally not thought to be present in the United States. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Special risks associated with investments in foreign markets include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, less government supervision of exchanges, brokers and issuers, greater risks associated with counterparties and settlement, and difficulty in enforcing contractual obligations. Changes in exchange rates and interest rates, and the imposition of foreign taxes, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. In addition, since the inauguration of Donald Trump as President of the United States on January 20, 2025, the Trump administration has pursued an aggressive foreign policy agenda, including the imposition of tariffs on China and long-time U.S. allies, Mexico and Canada, suggestions that the United States should control sovereign foreign territories, and attempts to restructure federal government agencies with international influence. In particular, the Trump administration has sought to reduce the headcount of and freeze funding available to certain U.S. government agencies. Such efforts may continue throughout U.S. federal agencies, which could increase administrative burdens on remaining government employees, increase processing times of company filings, alter regulatory policymaking, and increase regulatory volatility. These, as well as other potential effects which are not currently known, may have a negative impact on the Fund or on markets generally.

Currency Risk.    Although the Fund invests primarily in the United States, the Fund’s portfolio may include investments denominated in foreign currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange controls, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which Fund investments are denominated against the U.S. dollar may result in a decrease the Fund’s NAV. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation. The performance of the Fund could be adversely affected by such currency exchange rate fluctuations.

Fixed Income Securities Risk.    The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Prices of fixed income securities tend to move inversely with changes in interest rates. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s Share price is likely to react to changes in interest rates. (Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.) Some fixed income securities give the issuer the option to call, or redeem, the securities before their maturity dates. If an issuer calls its security during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value of the security as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of callable issues are subject to increased price fluctuation. In addition, the Fund may be subject to extension risk, which occurs during a rising interest rate environment because certain obligations may be paid off by an issuer more slowly than anticipated, causing the value of those securities held by the Fund to fall.

Credit Risk.    If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the Fund fails to pay amounts due when required by the terms of the security, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of the Fund’s investment could decline. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or to enforce its rights. Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests.

Interest Rate Risk.    Prices of fixed income securities tend to move inversely with changes in interest rates. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. These risks are greater during periods of rising inflation. In addition, a potential rise in interest rates may result in periods of volatility and increased repurchases that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Asset-Backed Securities Risk.    Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets. Asset-backed securities are subject to credit risk, market risk and interest rate risk. Asset-backed securities are also subject to prepayment risk, which is the risk that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments. Asset-backed securities are also subject to extension risk, which is the risk that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall.

Asset-backed securities are typically structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, for example, items such as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. General downturns in the economy could cause the value of asset-backed securities to fall. In addition, asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

CLO Risks.    In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated tranches. CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the ranking of the Fund’s investment in the capital structure. Investments in structured vehicles involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.

In addition to the general risks associated with investing in fixed income securities, CLO securities carry additional risks, including: (i) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; (iv) the potential of spread compression in the underlying loans of the CLO, which could reduce credit enhancement in the CLOs; and (v) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO.

The complex structure of CLO securities may produce unexpected investment results, especially during times of market stress or volatility. The complexity of CLOs and related investments gives rise to the risk that investors, parties involved in their creation and issuance, and other parties with an interest in them may not have the same understanding of how these investments behave, or the rights that the various interested parties have with respect to them. Furthermore, the documents governing these investments may contain some ambiguities that are subject to differing interpretations. Even in the absence of such ambiguities, if a dispute were to arise concerning these instruments, there is a risk that a court or other tribunal might not fully understand all aspects of these investments and might rule in a manner contrary to both the terms and the intent of the documents. Therefore, the Fund cannot be fully assured that it will be able to enjoy all of the rights that it expects to have when it invests in CLOs and related investments.

Investing in securities of CLOs involves the possibility of investments being subject to potential losses arising from material misrepresentations or omissions on the part of borrowers whose loans make up the assets of such entities. Such inaccuracy or incompleteness may adversely affect the valuation of the receivables or may adversely affect the ability of the relevant entity to perfect or effectuate a lien on the collateral securing its assets. The CLOs in which the Fund invests will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. The quality of the Fund’s investments in CLOs is subject to the accuracy of representations made by the underlying borrowers and issuers. In addition, the Fund is subject to the risk that the systems used by the originators of CLOs to control for accuracy are defective. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

CLOs typically will have no significant assets other than the assets underlying such CLOs, including, but not limited to, secured loans, leveraged loans, project finance loans, unsecured loans, cash collateralized letters of credit and other asset-backed obligations, and/or instruments (each of which may be listed or unlisted and in bearer or registered form) that serve as collateral. Payments on the CLO securities are and will be payable solely from the cash flows from the collateral, net of all management fees and other expenses.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s returns.

The leveraged nature of CLOs magnifies the adverse impact of loan defaults. CLO investments represent a leveraged investment with respect to the underlying loans. As a result, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying loans (which are subject to credit, liquidity and interest rate risk) and any event that negatively impacts an underlying investment could result in a substantial loss that would not be as substantial if the investment were not leveraged. The leverage varies depending on the seniority of the tranche.

The loans or bonds underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs and the Fund. Further, a general rise in interest rates will increase the financing costs of the CLOs.

If an event of default occurs under an indenture, loan agreement or other document governing an investment, the holders of a majority of the most senior class of outstanding notes or loans issued by such investment generally will be entitled to determine the remedies to be exercised under the indenture, loan agreement or other governing document. These remedies, which may include the sale and liquidation of the assets underlying the investment, could be adverse to the interests of the Fund.

Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.

CMBS Risk.    CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate or the existence of independent income or assets of the borrower. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

The CMBS in which the Fund invests may be issued by entities, such as banks, mortgage lenders or other institutions. These entities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. CMBS depend on cash flows generated by underlying commercial real-estate loans, receivables or other assets, and can be significantly affected by changes in interest rates, the availability of information concerning the underlying assets and their structure, and the creditworthiness of the originators of the underlying assets.

Due to the nature of the loans they represent, CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain CMBS. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit, prepayment and extension risks.

In addition, the value of CMBS may be adversely affected by regulatory or tax changes. CMBS issued by non-agency issuers may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. In the past, the market for CMBS has experienced significant volatility. Following the COVID-19 pandemic, many employers shifted to allow remote and hybrid work arrangements. The increase in remote working arrangements has led to increased national vacancy rates for commercial office space. These increased vacancy rates may adversely impact the value of CMBS by leading to higher delinquency rates for the owners of commercial office buildings.

ETF and Mutual Fund Risk.    Investing in ETFs or mutual funds will provide the Fund with exposure to the risks of owning the underlying securities the ETFs or mutual funds hold. Shares of ETFs typically trade on securities exchanges and may at times trade at a price above (premium) or below (discount) their NAV, especially during periods of significant market volatility or stress, causing investors to pay or receive significantly more or less than the value of the ETF’s underlying portfolio when they purchase or sell their ETF shares, respectively. Certain ETFs’ shares may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. In addition, an index-based ETF or mutual fund may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF or mutual fund, the temporary unavailability of certain index securities in the secondary market, or discrepancies between the ETF or mutual fund and the index with respect to the weighting of securities or the number of securities held. It may be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. Investing in ETFs and mutual funds, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. Additionally, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other funds, and thus will be more susceptible to negative events affecting those sectors.

Temporary Investments.    The allocation among Fund investments may vary from time to time, especially during the Fund’s initial period of investment operations. During the initial period of investment operations and to manage liquidity for repurchase requests and new Private Infrastructure Investments, the Fund may hold a substantial portion of the proceeds of the offering of Shares in short-term investments, including money market funds, short-term U.S. Treasury securities and other investment-grade fixed income securities, and other liquid investments.

Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objectives or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds of the Fund’s offering on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results. Short-term investments may produce returns that are significantly lower than the returns that the Fund expects to achieve when the Fund’s portfolio is fully invested in Private Infrastructure Investments.

RISKS RELATED TO INFRASTRUCTURE INVESTMENTS

Investments in Infrastructure Assets.    Investments by the Portfolio Funds in infrastructure and infrastructure-related assets will involve a number of risks not always found in private market investments, including the following: (a) Portfolio Companies may be subject to substantial governmental regulation or reliant or dependent on governmental contracts, leases, or concessions, giving governmental authorities significant influence over Portfolio Companies (including pricing control) that could adversely impact their business; (b) with a large number of new infrastructure fund managers and a significant amount of capital being raised, there could potentially be an increase in the current valuation of infrastructure assets and ultimately downward pressure on future returns (prime or “trophy” assets in particular can become the subject of a bidding war, pushing up price multiples for managers seeking a high-profile asset); (c) infrastructure investments can have a substantial environmental impact and may be subject to numerous regulations relating to environmental protection, disruption from community action groups and financial exposure resulting from non-compliance with environmental laws either by the current or the previous owner; (d) certain infrastructure assets may be at increased risk of terrorist attacks owing to their regional or national profile, causing significant harm to employees, assets and potentially the surrounding community; and (e) the use of infrastructure assets may be interrupted or otherwise affected by a variety of events including serious traffic accidents, natural disasters (such as fire, floods, earthquakes, and typhoons), man-made disasters, defective design and construction, slope failure, bridge and tunnel collapse, road subsidence, fuel prices, general economic conditions, labor disputes, and other unforeseen circumstances and incidents. If the use of the infrastructure assets held by the Portfolio Funds is interrupted in whole or in part for any period as a result of any such events, the revenues of such investments could be reduced and the costs of maintenance or restoration as well as the overall public confidence in such infrastructure assets could be reduced. Losses can exceed available insurance coverage.

Specific infrastructure and infrastructure-related assets may be subject to the following additional risks:

•        Communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens.

•        Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased regulation, negative effects of economic slowdowns, reduced demand, cleanup and litigation costs as a result of environmental damage, changing and international politics and regulatory policies of various governments. Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy infrastructure companies.

•        Social infrastructure companies/issuers are subject to government regulation and the costs of compliance with such regulations and delays or failures in receiving required regulatory approvals. The enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company.

•        Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations. Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

•        Utilities company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company’s access to new markets. Utilities companies may incur unexpected increases in fuel and other operating costs. Utilities companies are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.

Development Risks.    The successful development of new or expansion infrastructure projects entails a variety of operating and technical risks (some of which may be unforeseeable at the time a project is commenced) and may require or result in the involvement of a broad and diverse group of stakeholders who will either directly influence or potentially be capable of influencing the nature and outcome of the project. Such factors may include: political or local opposition, receipt of regulatory approvals or permits, site or land procurement, environmentally related issues, construction risks and delays (such as late delivery of necessary equipment), labor disputes (such as work stoppages), counterparty non-performance, project feasibility assessment, and dealings with and reliance on third-party consultants.

When making an infrastructure investment value may be ascribed to infrastructure projects (new or expansion) that do not achieve successful implementation, potentially resulting in a lower than expected internal rate of return over the life of the investment. In addition, the long-term profitability of infrastructure assets, once constructed, is partly dependent upon the efficient operation and maintenance of the assets. Inefficient operations and maintenance, or limitations in the skills, experience, or resources of operating companies may reduce returns to the shareholders. To the extent that a Portfolio Fund invests in companies providing services or products (such as, as for example, exploratory drilling rigs and support services) to participants in the natural resources exploration, development, extraction, and transportation industries (such as, for example, oil, natural gas, or minerals), the failure of such industry participants to successfully locate, develop, extract, or transport such resources could materially impact the demand for the services or products of such companies, adversely affecting their performance and the Portfolio Fund’s investment therein.

Operations and Maintenance Risk.    The operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosions, fires, terrorist attacks, major plant breakdowns, pipeline or electricity line ruptures, or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets. In addition, the cost of repairing or replacing damaged assets could be considerable. Repeated or prolonged interruption may result in permanent loss of customers, substantial litigation, or penalties for regulatory or contractual non-compliance. Moreover, any loss from such events may not be recoverable under relevant insurance policies. Business interruption insurance is not always available, or economic, to protect the business from these risks. Industrial action involving employees or third parties may also disrupt the operations of infrastructure projects. Infrastructure projects are exposed to the risk of accidents that may give rise to personal injury, loss of life, damage to property, disruption to service, and economic loss.

Commodity Price Risk.    Infrastructure investments may be subject to commodity price risk, including, without limitation, the price of electricity and the price of fuel. The operation and cash flows of any Private Infrastructure Investment may depend, in some cases to a significant extent, upon prevailing or improving market prices for energy commodities (such as oil, gas, coal, and power). Commodity prices have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to any of the following factors: (i) relatively minor changes in the supply of and demand for oil, gas, or coal; (ii) market uncertainty; (iii) political conditions in international commodity producing regions; (iv) the extent of domestic production and importation of oil, gas, or coal in certain relevant markets; (v) the level of consumer demand; (vi) the price of steel and the outlook for steel production; (vii) weather conditions; (viii) the competitive position of oil, gas or coal as a source of energy as compared with other energy sources; (ix) the industry-wide refining or processing capacity for oil, gas or coal; (x) the effect of foreign federal, state, and local regulations on the production, transportation and sale of commodities; (xi) the expected consumption of coking coal in steel production; and (xii) the amount and character of excess electric generating capacity in a market area. Market prices of these energy commodities as well as other inputs may fluctuate materially depending on a variety of factors beyond the control of a Portfolio Fund, including, without limitation, weather conditions, foreign and domestic supply and demand, force majeure events, changes in law, governmental regulations, prices and availability of alternative fuels and energy sources, international political conditions including those in the Middle East, actions of the Organization of Petroleum Exporting Countries (and other oil- and natural gas-producing nations), and overall economic conditions.

Real Estate Risks.    Infrastructure investments may be subject to the risks inherent in the ownership and operation of assets or business which derive a substantial amount of their value from real estate and real estate-related interests. These types of underlying interests are typically illiquid. Deterioration of real estate fundamentals may negatively impact the performance of such investments. Such changes in fundamentals could involve fluctuations as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in environmental and zoning laws, casualty or condemnation losses, environmental liability, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable, natural disasters, increase in interest rates, and other factors that are beyond the control of the Portfolio Funds and/or the Advisor. Infrastructure assets may be acquired in jurisdictions where indigenous rights (e.g. with respect to tribes or other dispossessed people/communities) to land exist. It may not be possible to mitigate against or remove a risk associated with indigenous claims. Additionally, any declaration of title in respect of government protected land on which infrastructure assets are located may negatively affect the operation of those businesses.

Investment in Restructurings.    Infrastructure investments may include restructurings that involve Portfolio Companies that are experiencing or are expected to experience financial difficulties, including overleveraged, distressed, or underperforming companies. These financial difficulties may never be overcome and may cause such Portfolio Company to become subject to bankruptcy proceeding, insolvency, moratorium, judicial or extrajudicial reorganization, liquidation, dissolution, intervention, extrajudicial liquidation, arrangement, winding-up or composition or readjustment of debts of any obligor or other similar laws affecting creditors’ rights generally from time to time in effect. Infrastructure investments could, in certain circumstances, subject a Portfolio Fund to certain additional potential liabilities that may exceed the value of such Portfolio Fund’s original investment therein.

Governmental and Regulatory Risks.    In many instances, the operation or acquisition of infrastructure assets involves an ongoing commitment to or from a governmental agency. The nature of these obligations and dependencies expose the owners of infrastructure assets to a higher level of regulatory control than typically imposed on other businesses, especially given that governmental entities have considerable discretion to change or increase regulation of the operations of investments or to implement laws, regulations, or policies affecting their operations, separate from any contractual rights that the government counterparties may have. Where a Portfolio Company holds a concession or lease from the government, the concession or lease may restrict the Portfolio Company’s ability to operate the business in a way that maximizes cash flows and profitability. The lease or concession may also contain clauses more favorable to the government counterparty than a typical commercial contract. For instance, the lease or concession may enable the government to terminate the lease or concession in certain circumstances without requiring payment of adequate compensation. Further, government permits, licenses, concessions, leases, and contracts are generally very complex and may result in disputes over interpretation and enforceability.

Change of Law and Sovereign Risk.    Government counterparties may have the discretion to change or increase regulation of a Portfolio Company’s operations, or implement laws or regulations affecting the Portfolio Company’s operations, separate from any contractual rights it may have. A Portfolio Company also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such company. Governments have considerable discretion in implementing regulations that could impact a Portfolio Company’s business, and because its business may provide basic, everyday services, and face limited competition, governments may be influenced by political considerations and may make decisions that adversely affect a Portfolio Company’s business. There can be no assurance that the relevant governmental entities will not legislate, impose regulations, or change applicable laws or act contrary to the law in a way that would materially and adversely affect the business of a Portfolio Fund’s investments.

Outside Events.    Events outside the control of a Portfolio Company, such as political action and governmental regulation, demographic changes, economic growth, increasing fuel prices, government macroeconomic policies, toll, tariff and other fee rates, social stability, technical obsolescence, competition from untolled or other forms of transportation, natural disasters (such as fire, floods, earthquakes, and typhoons), changes in weather, changes in demand for products or services, defective design or construction, bankruptcy or financial difficulty of a major customer, acts of war or terrorism, and other unforeseen circumstances and incidents could significantly reduce the revenues generated or significantly increase the expense of constructing, operating, maintaining, or restoring infrastructure facilities.

Rate Regulation.    Certain infrastructure assets may be subject to rate regulations that determine or limit the prices they may charge, particularly if a Portfolio Company is the sole or predominant service provider in its service area or provides services that are essential to the community. Unfavorable price determinations may be final with no right of appeal or, despite a right of appeal, could result in its profits being negatively affected and Portfolio Companies not meeting initial return expectations.

Inflation Risk.    Some Portfolio Companies may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. Typically, as inflation rises, a Portfolio Company will earn more revenue, but will incur higher expenses; as inflation declines, a Portfolio Company may not be able to reduce expenses in line with any resulting reduction in revenue. Moreover, many infrastructure businesses rely on concessions to mitigate the inflation risk to cash flows through escalation provisions linked to the inflation rate. While these provisions may protect against certain risks, they do not protect against the risk of a rise in real interest rates, which is likely to create higher financing costs for infrastructure businesses and a reduction in the amount of cash generated by a portfolio investment. In addition, while a Portfolio Fund Manager may seek to include inflation adjustment mechanisms in its Portfolio Companies’ contracts, such protections may not always be possible.

Certain countries’ economies have experienced substantial growth in, and, in some periods, extremely high rates of, inflation for extended periods of time. Inflation has, and may continue to have, negative effects on the economies of certain of these countries. For example, the risks associated with transactions using local currencies are significantly greater in hyperinflationary economies than in other less inflationary markets.

Interest Rate Risk.    Infrastructure assets are often highly leveraged and, as a result, are potentially exposed to adverse interest rate movements and increasing cost of debt. In addition, the regulatory regimes governing regulated infrastructure assets typically use prevailing market interest rates in determining the allowed revenue that can be generated from these assets. As a result, revenue fluctuates with interest rate movements. Movements in interest rates may also affect the appropriate discount rate to be used to value a Portfolio Fund’s investments, resulting in variations in their valuation, which may affect returns from the Portfolio Fund.

Environmental Matters.    Infrastructure assets may be subject to numerous statutes, rules, and regulations relating to environmental protection. Certain statutes, rules, and regulations might require that investments address prior environmental contamination, including soil and groundwater contamination, which results from the spillage of fuel, hazardous materials, or other pollutants. Under various environmental statutes, rules, and regulations, a current or previous owner or operator of real property may be liable for non-compliance with applicable environmental and health and safety requirements and for the costs of investigation, monitoring, removal, or remediation of hazardous materials. These laws often impose liability, whether or not the owner or operator knew of or was responsible for the presence of hazardous materials. The presence of these hazardous materials on a property could also result in personal injury or property damage or similar claims by private parties. Persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of these materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by that person. A Portfolio Fund may be exposed to substantial risk of loss from environmental claims arising in respect of its investments, and the loss may exceed the value of such investment. Furthermore, changes in environmental laws or in the environmental condition of an investment by a Portfolio Fund may create liabilities that did not exist at the time of acquisition of an investment and that could not have been foreseen. For example, new environmental regulations may create costly compliance procedures for infrastructure assets.

In addition, infrastructure investments can have a substantial environmental impact. As a result, community and environmental groups may protest about the development or operation of infrastructure assets, and these protests may induce government action to the detriment of the owner of the infrastructure asset. Ordinary operation or occurrence of an accident with respect to infrastructure assets could cause major environmental damage, which may result in significant financial distress to the particular asset. In addition, the costs of remediating, to the extent possible, the resulting environmental damage, and repairing relations with the affected community, could be significant.

Documentation and Legal Risks.    Infrastructure projects, and investments in or financing thereof, are usually governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher than for other investments. Additional legal risks that infrastructure assets may be exposed to include, but are not limited to, environmental issues, land expropriation, and other property-related claims, industrial action, and legal action from special interest groups.

Energy Sub-Sector Risks.    Portfolio Funds may invest in companies involved in, or supporting, the production and distribution of power and related infrastructure. The operations of power and energy infrastructure companies are subject to many risks inherent in the transportation, processing, storing, distributing, or marketing of natural gas, natural gas liquids, crude oil, coal, refined petroleum products, or other hydrocarbons, or in the producing of such commodities, including, without limitation: damage to pipelines, storage tanks, or related equipment and surrounding properties caused by floods, fires, and other natural disasters or by acts of terrorism; inadvertent damage from construction and farm equipment; leaks of natural gas, natural gas liquids, crude oil, refined petroleum products, or other hydrocarbons; and fires and explosions. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage and may result in the curtailment or suspension of their related operations, any and all of which could result in lower than expected returns to such Portfolio Fund. Furthermore, the energy industry is experiencing increasing competitive pressures, primarily as a result of consumer demands, technological advances, privatizations, and other factors. To the extent competitive pressures increase and the pricing and sale of energy products assume more characteristics of a competitive or otherwise unregulated business, the economics of projects or companies in which a Portfolio Fund may invest may come under increasing pressure. Energy infrastructure asset owners may also find it increasingly difficult to negotiate long-term procurement or sales agreements with counterparties, which may affect their profitability and financial stability.

Historically, regulations have limited many utility companies to certain geographic areas and to certain lines of business. In addition, the markets for renewable energy sources, such as wind and solar generation, has rapidly evolved and represents a cost competitive alternative to conventional energy sources including coal and natural gas, and which may have downward pressure on the future valuation of power and energy infrastructure assets. Emerging renewable energy technology including battery storage may prove unsuitable for widespread commercial deployment and as a result a Portfolio Fund’s investments in renewable energy projects may be adversely affected.

Demand/Usage Risk.    Demand, usage, and throughput risk can affect the performance of energy-related investments. To the extent that a Portfolio Fund’s assumptions regarding the demand, usage, and throughput assets prove incorrect, returns to such Portfolio Fund could be adversely affected. Some of the investments may be subject to seasonal variations, including greater revenues and profitability during different seasons of the year. Accordingly, a Portfolio Fund’s operating results for any particular portfolio investment in any particular quarter may not be indicative of the results that can be expected for that portfolio investment throughout the year. Moreover, Portfolio Companies may face competition from other infrastructure assets in the vicinity of the assets they operate. If Portfolio Companies are unable to compete successfully with such alternatives, their business, financial condition, and results of operation could be materially and adversely affected.

Renewable Energy.    A Portfolio Fund may make investments in renewable energy projects. Renewable energy technologies have rapidly evolved resulting in a significant decline in the cost of wind and solar projects, and renewable energy generation reaching cost parity with fossil fuel sources of generation including natural gas, oil, and coal. Certain emerging renewable energy technologies including battery storage may prove unsuitable for widespread commercial deployment or if the demand for renewable energy products fails to develop sufficiently (including as a result of changes in market conditions, such as a decrease in the price of fossil fuels), investments in renewable energy projects may be adversely affected. While renewable energy projects currently enjoy wide support from national and local governments and regulatory agencies, there is no assurance that such support will continue in the future and any reduction or elimination of governmental support will have an adverse effect. Renewable energy projects may benefit from incentives that support the sale of energy generated from renewable sources, including state adopted renewable portfolio standard programs, which vary among states, but generally require power suppliers to provide a minimum percentage or base amount of electricity from specified renewable energy sources for a given period of time.

Government Regulation of the Natural Resources Industry.    The natural resources industry is subject to substantial regulation by U.S. federal, state and local, and non-U.S., governmental bodies relating to pricing, taxation, marketing, operations, and environmental and safety matters when compared to other areas of commerce. Additionally, various laws and regulations relating to the protection of the environment may affect the operations and costs of the companies engaged in the natural resources industry. These laws and regulations may: (i) restrict the types, quantities, and concentration of various substances that can be released into the environment; (ii) require monitoring, reporting of, or precautions relating to, the storage, use, or release of certain chemicals and hazardous substances; (iii) require removal or clean-up of contamination under certain circumstances, which may require the expenditure of material amounts over a significant period of time; and (iv) impose substantial civil liabilities or criminal penalties for failures to comply with such laws and regulations. When making investment decisions, a Portfolio Fund Manager will need to consider a variety of regulations, both within and outside the U.S., including trade control and anti-bribery measures. New and existing regulations, increased taxation, changing regulatory schemes, increased governmental reporting or registration requirements, and the burdens of regulatory compliance all may have a material negative impact on the performance of such investments. Furthermore, failure to comply with applicable regulations may result in significant liability for a Portfolio Fund and its Portfolio Companies. These regulations have been subject to significant changes over recent years, such as stricter standards in environmental, health and safety legislation and regulation, and there can be no assurance that any future changes, including financial regulation resulting from the most recent economic downturn, or changes in national energy, environmental, or other policies, will not have an adverse impact on the Fund’s performance.

Insurance Limitations.    Risks normally covered under insurance policies include: (i) fires; (ii) explosions; (iii) blow-outs; (iv) uncontrollable flows of gas, formation water or drilling fluids; (v) natural disasters; (vi) pipe or cement failure; (vii) casing collapses; (viii) abnormally pressured formations; (ix) acts of terrorism; and (x) environmental hazards such as leaks and pipeline ruptures. Insurance to cover some of these risks may be prohibitively expensive, with high deductibles, or unavailable, particularly as to acts of terrorism or damage from natural disasters. A Portfolio Fund may carry certain insurance coverage for many, but not all, of these potential risks, and certain deductibles generally at standard industry levels that must first be paid before collecting under the policy. In addition, insurance is subject to certain exclusions and limitations. As a result, a Portfolio Fund may not have insurance or sufficient insurance to cover all of these risks for the full potential damage. A Portfolio Fund may elect not to obtain insurance if it believes the cost of available insurance is excessive relative to the risks presented. Some forms of insurance may become unavailable in the future or unavailable on terms that a Portfolio Fund believes are economically acceptable. No assurance can be given that a Portfolio Fund will be able to maintain insurance in the future at rates that it considers reasonable and it may then elect to maintain minimal or no insurance coverage. Claims under insurance policies will be subject to the credit risk of the insurers. Volatility and disruption in the financial and credit markets may adversely affect the credit quality of insurers and impact their ability to pay claims.

LIMITS OF RISK DISCLOSURE

The above discussions relate to the various principal risks associated with the Fund, the Fund’s investments, and Shares, and are not intended to be a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and the SAI, and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

The Trust is a statutory trust established under the laws of State of Delaware by a Certificate of Trust dated March 13, 2026. The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of common Shares of beneficial interest, designated as Class I Shares, Class S Shares, and Class D Shares. Each class of Shares will, when issued, be fully paid and nonassessable by the Trust, except to the extent provided in the Declaration of Trust, and will have no preemptive or conversion rights or rights to cumulative voting.

Shareholders of each class of Shares are entitled to share equally in dividends declared by the Board of Trustees payable to holders of Shares and in the net assets of the Fund available for distribution to holders of Shares upon liquidation after payment of the preferential amounts payable to holders of any outstanding preferred Shares.

The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder or former shareholder held personally liable for the obligations of the Fund solely by reason of such person’s status as a shareholder or former shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Shares.

The Board of Trustees may classify or reclassify any issued or unissued Shares of the Fund into Shares of any class by redesignating such Shares or by setting or changing in any one or more respects, from time to time, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of repurchase of such Shares. Any such classification or reclassification will comply with the provisions of the Declaration of Trust and the 1940 Act.

Security Dividends [Text Block]

Shareholders of each class of Shares are entitled to share equally in dividends declared by the Board of Trustees payable to holders of Shares and in the net assets of the Fund available for distribution to holders of Shares upon liquidation after payment of the preferential amounts payable to holders of any outstanding preferred Shares.

Security Liquidation Rights [Text Block]

Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among the holders of the Shares.

Security Preemptive and Other Rights [Text Block]	Each class of Shares will, when issued, be fully paid and nonassessable by the Trust, except to the extent provided in the Declaration of Trust, and will have no preemptive or conversion rights or rights to cumulative voting.
No Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

No Operating History.    The Fund commenced operations on August 5, 2025, at which time it operated as a private fund in reliance upon the exclusion from the definition of an investment company in Section 3(c)(7) of the 1940 Act. On March 13, 2026, the Fund registered as a closed-end management investment company under the 1940 Act. Prior to such registration, the Fund was owned solely by affiliates of the Advisor that are qualified purchasers as defined in the 1940 Act. The Fund is a recently organized entity with limited history upon which to evaluate the Fund’s performance. The Fund is subject to all of the business risks and uncertainties associated with any new business, including the risk that it will not achieve its investment objectives and that the value of an investor’s investment could decline substantially or even result in a total loss. There is no assurance that the Fund or any particular investment will be successful.

Unlisted Closed-End Fund Structure; Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Unlisted Closed-End Fund Structure; Limited Liquidity.    The Fund has been organized as a non-diversified, closed-end management investment company and designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (i.e., mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares. Although the Fund will offer a limited degree of liquidity by conducting quarterly repurchase offers, a shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end registered investment companies, and are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares, and should be viewed as a long-term investment.

There will be a substantial period of time between the date as of which shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having future information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

Repurchases of Shares may be suspended, postponed or terminated by the Board under certain limited circumstances. See “Periodic Repurchase Offers.” An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and the underlying investments of the Fund. Also, because Shares are not listed on any securities exchange, the Fund is not required, and does not intend, to hold annual meetings of its shareholders unless called for under the provisions of the 1940 Act.

Repurchase Offers Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Repurchase Offers Risk.    As described under “Periodic Repurchase Offers” below, the Fund is an “interval fund” and, in order to provide liquidity to shareholders, the Fund will conduct quarterly repurchase offers, typically for 5% of the Fund’s outstanding Shares at NAV per Share, subject to applicable law and approval of the Board of Trustees. In all cases such repurchases will be for at least 5% and not more than 25% of the Fund’s outstanding Shares at the NAV per Share, pursuant to Rule 23c-3 under the 1940 Act. The Fund believes that these repurchase offers are generally beneficial to the Fund’s shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities. However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments than would otherwise be the case, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objectives. If the Fund employs investment leverage, repurchases of Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investments in the Fund at NAV per Share during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. A shareholder may be subject to market and other risks, and the NAV per Share of Shares tendered in a repurchase offer may decline to the extent there is any delay between the repurchase request deadline and the date on which the NAV per Share for tendered Shares is determined. In addition, the repurchase of Shares by the Fund may be a taxable event to shareholders.

An affiliate of the Advisor and SLC Management has contributed the initial seed capital to the Fund, and it is expected that three additional affiliates of the Advisor and SLC Management will invest in the Fund shortly after the Fund’s registration statement is effective (each, a “Seed Investor” and collectively, the “Seed Investors”). The Seed Investors will likely constitute the Fund’s largest shareholders for at least the first year after the Fund commences operations. If a Seed Investor participates in a repurchase offer during a time when it remains one of the Fund’s largest shareholders, the ability of other shareholders to have their desired amount of Shares repurchased may be significantly reduced.

The Seed Investors intend to begin participating in the Fund’s quarterly repurchase offers starting on the earlier of (1) the date the Fund’s NAV initially surpasses $500 million, or (2) three years after the Fund’s Registration (the “Targeted Redemption Date”). On the Targeted Redemption Date, the Seed Investors may, but are not obligated to, start tendering their Shares for repurchase by the Fund, at their sole discretion, in accordance with the Share repurchase program.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Risk.    The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic, political, or geopolitical conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as tariffs, labor shortages or increased production costs and competitive conditions within an industry. In addition, local, regional or global events such as war, acts of terrorism, international conflicts, trade disputes, supply chain disruptions, cybersecurity events, technological advances (such as artificial intelligence and machine learning), the spread of infectious illness or other public health issues, natural disasters or climate events, or other events could have a significant impact on a security or instrument. Such events could make identifying investment risks and opportunities especially difficult for the Advisor. In response to certain crises, the United States and other governments have taken steps to support financial markets. The withdrawal of this support or failure of efforts in response to a crisis could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market.

Recent Market Events [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Market Events.    Periods of market volatility may occur in response to market events, public health emergencies, natural disasters or climate events, and other economic, political, and global macro factors. U.S. and international markets have recently experienced, and may continue to experience, periods of significant volatility due to various factors, including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, and political and geopolitical events. In addition, wars or threats of war and aggression, such as Russia’s invasion of Ukraine and conflicts among nations and militant groups in the Middle East, have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments. Damage to energy infrastructure from conflicts in the Middle East, reduced shipping through the Strait of Hormuz, and other energy supply constraints could also have long-term adverse impacts on the U.S. and world economies. Additionally, since the change in the U.S. presidential administration in 2025, the administration has pursued an aggressive foreign policy agenda, including through suggestions that the United States should control certain sovereign foreign territories, attempts to restructure federal government agencies with international influence, and the imposition of tariffs and trade barriers on certain foreign countries, including China and long-time U.S. allies. In particular, the imposition of tariffs has led to retaliatory tariffs by targeted foreign countries and could lead to retaliatory tariffs by additional foreign countries, as well as increased and prolonged market volatility, and sector-specific downturns in industries reliant on international trade. The administration has also sought to reduce the headcount of and freeze or reduce funding available to certain U.S. government agencies. Such efforts may continue throughout U.S. federal agencies, which could increase administrative burdens on remaining government employees, increase processing times of company filings, alter regulatory policymaking, and increase regulatory volatility. These efforts and other similar actions may have unforeseen consequences on the economy and markets generally, and could negatively impact the Fund.

Raising the ceiling on U.S. government debt and passing periodic legislation to fund the government have become increasingly politicized. Any failure to do either could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the United States and elsewhere.

Changing interest rate environments (whether downward or upward) impact various sectors of the economy and asset classes in different ways. For example, low interest rate environments tend to be positive for the equity markets, whereas high interest rate environments tend to apply downward pressure on earnings and equity prices. It is difficult to accurately predict the pace at which interest rates might change, the timing, frequency or magnitude of any such changes in interest rates, or when such changes might stop or reverse course. Unexpected changes in interest rates could lead to significant market volatility or reduce liquidity in certain sectors of the market.

The events and circumstances described above could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy repurchase requests, and negatively impact the Fund’s performance. Other market events may cause similar disruptions and effects.

Non-Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversification Risk.    The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Multiple Levels of Fees and Expenses [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Multiple Levels of Fees and Expenses.    Although in many cases investor access to the Portfolio Funds may be limited or unavailable, an investor who meets the conditions imposed by a Portfolio Fund may be able to invest directly with the Portfolio Fund. By investing in Portfolio Funds indirectly through the Fund, the investor bears asset-based fees charged by the Fund, in addition to any asset-based fees and performance-based fees and allocations at the Portfolio Fund level. Moreover, an investor in the Fund bears a proportionate share of the fees and expenses of the Fund (including, among other things and as applicable, offering expenses, operating costs, sales charges, brokerage transaction expenses, management fees, distribution fees, administrative and custody fees, and tender offer expenses) and, indirectly, similar expenses of the Portfolio Funds. Thus, an investor in the Fund may be subject to higher operating expenses than if he or she invested in a Portfolio Fund directly or in a closed-end fund that did not invest through Portfolio Funds.

Each Portfolio Fund generally will be subject to a performance-based fee or allocation irrespective of the performance of other Portfolio Funds and the Fund generally. Accordingly, a Portfolio Fund Manager to a Portfolio Fund with positive performance may receive performance-based compensation from the Portfolio Fund, and thus indirectly from the Fund and its shareholders, even if the overall performance of the Fund is negative. Generally, asset-based fees payable to Portfolio Fund Managers of the Portfolio Funds will range from 1% to 2% (annualized) of the commitment amount of the Fund’s investment, and performance-based fees or allocations are typically 20%, although it is possible that such amounts may be exceeded for certain Portfolio Fund Managers. The performance-based compensation received by a Portfolio Fund Manager also may create an incentive for that Portfolio Fund Manager to make investments that are riskier or more speculative than those that it might have made in the absence of such performance-based compensation.

Shareholders that invest in the Fund through financial advisors or intermediaries may also be subject to account fees or charges levied by such parties. Prospective investors should consult with their respective financial advisors or intermediaries for information regarding any fees or charges that may be associated with the services provided by such parties.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risks.    Special tax risks are associated with an investment in the Fund. The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. As such, the Fund must satisfy, among other requirements, diversification and 90% gross income requirements, and a requirement that it distribute at least 90% of its investment company taxable income and net short-term gains in the form of deductible dividends.

Each of the aforementioned ongoing requirements for qualification for the favorable tax treatment available to RICs requires that the Advisor obtain information from or about the Portfolio Funds in which the Fund is invested. However, Portfolio Funds generally are not obligated to disclose the contents of their portfolios. This lack of transparency may make it difficult for the Advisor to monitor the sources of the Fund’s income and the diversification of its assets, and otherwise to comply with Subchapter M of the Code. Ultimately this may limit the universe of Portfolio Funds in which the Fund can invest.

Portfolio Funds classified as partnerships for U.S. federal income tax purposes may generate income allocable to the Fund that is not qualifying income for purposes of the 90% gross income test, described below. In order to meet the 90% gross income test, the Fund may structure its investments in a manner that potentially increases the taxes imposed thereon or in respect thereof. Because the Fund may not have timely or complete information concerning the amount or sources of a Portfolio Fund’s income until such income has been earned by the Portfolio Fund or until a substantial amount of time thereafter, it may be difficult for the Fund to satisfy the 90% gross income test.

In the event that the Fund believes that it is possible that it will fail the asset diversification requirement at the end of any quarter of a taxable year, it may seek to take certain actions to avert such failure, including by acquiring additional investments to come into compliance with the asset diversification tests or by disposing of non-diversified assets. Although the Code affords the Fund the opportunity, in certain circumstances, to cure a failure to meet the asset diversification test, including by disposing of non-diversified assets within six months, there may be constraints on the Fund’s ability to dispose of its interest in a Portfolio Fund that limit utilization of this cure period.

If the Fund were to fail to satisfy the asset diversification or other RIC requirements, absent a cure, it would lose its status as a RIC under the Code. Such loss of RIC status could affect the amount, timing and character of the Fund’s distributions and would cause all of the Fund’s taxable income to be subject to U.S. federal income tax at the regular corporate rate without any deduction for distributions to shareholders. In addition, all distributions (including distributions of net capital gain) would be taxed to their recipients as dividend income to the extent of the Fund’s current and accumulated earnings and profits, although corporate shareholders could be eligible for the dividends received deduction (subject to certain limitations) and individuals may be able to benefit from the lower tax rates available to qualified dividend income. Accordingly, disqualification as a RIC would have a significant adverse effect on the value of the Fund’s Shares.

The Fund must distribute at least 90% of its investment company taxable income, in a manner qualifying for the dividends-paid deduction, to qualify as a RIC, and must distribute substantially all its income in order to avoid a fund-level tax. In addition, if the Fund were to fail to distribute in a calendar year a sufficient amount of its income for such year, it would be subject to an excise tax. The determination of the amount of distributions sufficient to qualify as a RIC and avoid a fund-level income or excise tax will depend on income and gain information that must be obtained from the underlying Portfolio Funds. The Fund’s investment in Portfolio Funds may make it difficult to estimate the Fund’s income and gains in a timely fashion. Given the difficulty of estimating Fund income and gains in a timely fashion, each year the Fund is likely to be liable for a 4% excise tax.

The Fund may directly or indirectly invest in Portfolio Funds or Portfolio Companies located outside the United States. Such Portfolio Funds or Portfolio Companies may be subject to withholding taxes or other taxes in such jurisdictions with respect to their investments or operations, as applicable. In addition, adverse U.S. federal income tax consequences can result by virtue of certain foreign investments, including potential U.S. withholding taxes on foreign investment entities with respect to their U.S. investments and potential adverse tax consequences associated with investments in any foreign corporations that are characterized for U.S. federal income tax purposes as “passive foreign investment companies.”

The Fund may be classified as a U.S. real property holding corporation (“USRPHC”) based on certain of its investments that provide direct or indirect exposure to real estate within the United States. If the Fund is treated as a USRPHC, non-U.S. investors may be subject to U.S. federal withholding taxes and tax filing obligations on: (1) certain redemptions or dispositions of Fund shares, and (2) distributions by the Fund that are attributable to (i) gains realized on the disposition of United States real property interests (“USPRIs”) by the Fund and (ii) certain distributions received by the Fund from a lower-tier entities that the Fund is required to treat as USRPI gain in its hands. Non-U.S. investors are encouraged to consult their personal tax advisors about the potential tax consequences of an investment in the Fund and its treatment as a USRPHC. See “Tax Matters” below for additional information regarding the consequences of the Fund being classified as a USRPHC.

Legal and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Legal and Regulatory Risks.    Legal and regulatory changes that could occur may substantially affect private funds and such changes may adversely impact the performance of the Fund. The regulation of the U.S. and non-U.S. securities, derivatives and futures markets and investment funds has undergone substantial change in recent years and such change may continue. Such market regulations may increase the costs of the Fund’s investments, may limit the availability or liquidity of certain investments, or may otherwise adversely affect the value or performance of the Fund’s investments. Any such developments could impair the effectiveness of the Fund’s investments and cause the Fund to lose value. Counterparty risk with respect to derivatives and certain other transactions has also been impacted by rules and regulations affecting such markets. For example, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, in the event of an insolvency of its counterparties (or their affiliates) could be stayed or eliminated under special resolution regimes adopted in the United States and various other jurisdictions.

Greater regulatory scrutiny may increase the Fund’s, the Advisor’s, and the Sub-Advisors’ exposure to potential liabilities. Increased regulatory oversight can also impose administrative burdens on the Fund, the Advisor, and the Sub-Advisors, including, without limitation, responding to examinations or investigations and implementing new policies and procedures.

With the passage of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”), there have been extensive rulemaking and regulatory changes that affect fund managers, the funds that they manage, the instruments in which funds invest (such as derivatives), and the financial industry as a whole. The European Union (the “EU”), the UK and various other jurisdictions have implemented or are in the process of implementing similar requirements that will affect the Fund when it enters into derivatives transactions with a counterparty organized in that jurisdiction or otherwise subject to that jurisdiction’s derivatives regulations. These and other legislative and regulatory measures may reduce the availability of some types of derivative instruments, may increase the cost of trading in or maintaining other instruments or positions and may cause uncertainty in the markets for a variety of derivative instruments. While many of these requirements are already in effect, others are still being implemented, so their ultimate impact remains unclear. There can be no assurance that current or future regulatory actions authorized by the Dodd-Frank Act will not have a material adverse effect on the Fund and the Private Infrastructure Investments, significantly reduce the profitability of the Fund, or impair the ability of the Fund and the Private Infrastructure Investments to achieve their investment objectives.

Cybersecurity Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risks.    With the increased use of digital and network technologies, and the increased dependence on computer systems to perform ongoing business and operational functions, the Fund and its service providers, including the Advisor and Sub-Advisors, may be susceptible to operational and information security risks resulting from cyber incidents and attacks. Such cyber incidents may result from intentional or unintentional events, including systems malfunctions, unauthorized access to digital systems (through “hacking” or malicious software coding), computer viruses, or cyber-attacks which shut down, disable, or otherwise disrupt operations or prevent website access (including denial of service attacks). For example, cyber-attacks or technical malfunctions may render the records of the Fund, including records of assets and transactions, investor information and other data integral to the functioning of the Fund, inaccessible or inaccurate; result in the theft or release of private investor information or other confidential information; or otherwise interfere with the core operations of the Fund and the processing of the Fund’s transactions. Such incidents may adversely impact the Fund and its investors, potentially resulting in, among other things, financial losses; violations of applicable privacy and other laws; regulatory fines and penalties; reputational damage; and/or reimbursement or other compensation costs. The use of artificial intelligence and machine learning could exacerbate these risks. The Fund may also incur substantial costs related to cybersecurity risk management, compliance, and remediation. Similar types of cybersecurity risks also are present for the Portfolio Funds and Portfolio Companies in which the Fund invests, which could result in material adverse consequences and cause the Fund’s investment in such the Portfolio Funds and Portfolio Companies to lose value.

Investments in Portfolio Funds; Dependence on Portfolio Fund Managers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Portfolio Funds; Dependence on Portfolio Fund Managers.    Because the Fund invests in Portfolio Funds, a shareholder’s investment in the Fund will be affected by the investment policies and decisions of the Portfolio Fund Manager of each Portfolio Fund in direct proportion to the amount of Fund assets that are invested in each Portfolio Fund. The Fund’s NAV may fluctuate in response to, among other things, various market and economic factors related to the markets in which the Portfolio Funds invest and the financial condition and prospects of issuers in which the Portfolio Funds invest. The success of the Fund depends upon the ability of the Portfolio Fund Managers to develop and implement strategies that achieve their investment objectives. Shareholders will not have an opportunity to evaluate the specific investments made by the Portfolio Funds or the Portfolio Fund Managers, or the terms of any such investments. In addition, the Portfolio Fund Managers could materially alter their investment strategies from time to time without notice to the Fund. There can be no assurance that the Portfolio Fund Managers will be able to select or implement successful strategies or achieve their respective investment objectives.

Portfolio Funds Not Registered [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds Not Registered.    The Fund is registered as an investment company under the 1940 Act. The 1940 Act is designed to afford various protections to investors in pooled investment vehicles. For example, the 1940 Act imposes limits on the amount of leverage that a registered investment company can assume, restricts layering of costs and fees, restricts transactions with affiliated persons and requires that the investment company’s operations be supervised by a board of directors, a majority of whose members are independent of management. However, most of the Portfolio Funds in which the Fund invests are not subject to the provisions of the 1940 Act. Many Portfolio Fund Managers may not be registered as investment advisors under the Advisers Act. As an indirect investor in the Portfolio Funds managed by Portfolio Fund Managers that are not registered as investment advisors, the Fund will not have the benefit of certain of the protections of the Advisers Act.

Many Portfolio Funds are exempted from regulation under the 1940 Act because they permit investment only by investors who meet very high thresholds of investment experience and sophistication, as measured by net worth. The Fund’s investment qualification thresholds are generally lower. As a result, the Fund provides an avenue for investing in certain Portfolio Funds that would not otherwise be available to certain investors. This means that investors who would not otherwise qualify to invest in largely unregulated vehicles will have the opportunity to make such an investment through the Fund.

In addition, many Portfolio Funds do not maintain their securities and other assets in the custody of a bank or a member of a securities exchange, as generally required of registered investment companies, in accordance with certain SEC rules. A registered investment company which places its securities in the custody of a member of a securities exchange is required to have a written custodian agreement, which provides that securities held in custody will be at all times individually segregated from the securities of any other person and marked to clearly identify such securities as the property of such investment company and which contains other provisions designed to protect the assets of such investment company. The Portfolio Funds in which the Fund invests may maintain custody of their assets with brokerage firms which do not separately segregate such customer assets as would be required in the case of registered investment companies, or may not use a custodian to hold their assets. Under the provisions of the Securities Investor Protection Act of 1970, as amended, the bankruptcy of any brokerage firm used to hold Portfolio Fund assets could have a greater adverse effect on the Fund than would be the case if custody of assets were maintained in accordance with the requirements applicable to registered investment companies. There is also a risk that a Portfolio Fund Manager could convert assets committed to it by the Fund to its own use or that a custodian could convert assets committed to it by a Portfolio Fund Manager to its own use. There can be no assurance that the Portfolio Fund Managers or the entities they manage will comply with all applicable laws and that assets entrusted to the Portfolio Fund Managers will be protected.

Leverage in Portfolio Funds and Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage in Portfolio Funds and Portfolio Companies.    The Fund may invest in Portfolio Funds which use borrowings to finance investments or to meet operating expenses. In addition, Portfolio Companies may incur significant amounts of debt. The use of leverage may enable Portfolio Funds or Portfolio Companies to produce higher total returns. However, since any fall in the value of a Portfolio Fund’s investments or a Portfolio Company is borne by that Portfolio Fund or Portfolio Company, where there is a decline in the value of such investments, the use of leverage can also result in a greater decrease in the Fund’s capital and therefore have a material adverse impact on returns to the Fund. Portfolio Funds and Portfolio Companies may also incur leverage that may have important adverse consequences. For example, Portfolio Companies may be subject to restrictive financial and operating covenants and leverage may impair their ability to respond to changing business and economic conditions and to business opportunities. In addition, since any decrease in the value of a Portfolio Fund’s investments or a Portfolio Company is borne by that Portfolio Fund or Portfolio Company, where there is a decline in the value of such investments, the use of leverage can also result in a greater decrease in such entity’s capital and therefore have a material adverse impact on returns to investors.

Portfolio Funds’ Interests are Generally Illiquid [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Funds’ Interests are Generally Illiquid.    The interests of the Portfolio Funds in which the Fund invests or plans to invest will often be illiquid. Subscriptions to purchase the interests of Portfolio Funds are typically subject to restrictions or delays. There is no regular market for interests in many Portfolio Funds or Portfolio Companies, which typically must be sold in privately negotiated transactions. Any such sales would likely require the consent of the manager of the applicable Portfolio Fund or the board of the Portfolio Company, and could occur at a discount to the stated NAV. If the Advisor or Wilshire determines to cause the Fund to sell its interest in a Portfolio Fund or a Portfolio Company, the Fund may be unable to sell such interest quickly, if at all, and could therefore be obligated to continue to hold such interest for an extended period of time, or to accept a lower price for a quick sale.

Valuation of the Fund’s Private Infrastructure Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuation of the Fund’s Private Infrastructure Investments.    A large percentage of the securities in which the Fund invests will not have a readily determinable market price and will be fair valued by the Fund. The valuation of the Fund’s interests in Private Infrastructure Investments is ordinarily determined each Business Day based in part on estimated valuations provided by Portfolio Fund Managers and also on valuation determinations made by the Advisor, which may be based in whole or in part on information from third-party valuation services, under the general supervision of the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Advisor as the Fund’s Valuation Designee to perform the Fund’s fair value determinations, which are subject to Board oversight, as applicable, and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Advisor’s fair value determinations.

Like the Fund’s investments, a large percentage of the securities in which the Portfolio Funds and the Portfolio Companies of Co-Investments will not have a readily determinable market price and will be valued periodically by the private investment fund or the Co-Investment. In this regard, a Portfolio Fund Manager may face a conflict of interest in valuing the securities, as their value may affect the Portfolio Fund Manager’s compensation or its ability to raise additional funds in the future. No assurances can be given regarding the valuation methodology or the sufficiency of systems utilized by any Private Infrastructure Investment, the accuracy of the valuations provided by the Private Infrastructure Investments, that the Private Infrastructure Investments will comply with their own internal policies or procedures for keeping records or making valuations, or that the Private Infrastructure Investments’ policies and procedures and systems will not change without notice to the Fund. As a result, valuations of the securities may be subjective and could subsequently prove to have been wrong, potentially by significant amounts.

The Fund’s securities valuation and pricing services policies and procedures (the “Valuation Procedures”) provide that valuations for Private Infrastructure Investments will be determined based in part on estimated valuations provided by Portfolio Fund Managers and also on valuation determinations made by the Advisor pursuant to a valuation methodology that incorporates general private equity pricing principles and information from third-party valuation services, under the general supervision of the Board. The Advisor seeks to maintain accurate Private Infrastructure Investment valuations by undertaking a detailed assessment of a Private Infrastructure Investment’s valuation procedures prior to investing in the Private Infrastructure Investment. Based on the methodology, the Advisor may adjust a Portfolio Fund’s periodic valuation, as appropriate, including through the use of a third-party valuation service, which uses fair value techniques considered by such service most applicable to the Private Infrastructure Investment. The Fund runs the risk that the Advisor’s valuation techniques will fail to produce the desired results. Any imperfections, errors, or limitations in any model that is used could affect the ability of the Fund to accurately value Private Infrastructure Investment assets. By necessity, models make assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include all knowable information or the most recent information about a company, security, or market factor. In addition, the Advisor may face conflicts of interest in valuing the Fund’s investments, as the value of the Fund’s investments will affect the Advisor’s compensation. Moreover, Portfolio Fund Managers typically provide estimated valuations on a quarterly basis whereas the Advisor will consider valuations on an ongoing basis and will determine valuations on a daily basis. While any model that may be used would be designed to assist in confirming or adjusting valuation recommendations, the Advisor generally will not have sufficient information in order to be able to confirm with certainty the accuracy of valuations provided by a Private Infrastructure Investment until the Fund receives the Private Infrastructure Investment’s audited annual financial statements (and even then, the Advisor will only be able to confirm the value as of the financial statement date).

A Private Infrastructure Investment’s information could be inaccurate due to fraudulent activity, misevaluation, or inadvertent error. In any case, the Fund may not uncover errors for a significant period of time, if ever. Even if the Advisor elects to cause the Fund to sell its interests in such a Private Infrastructure Investment, the Fund may be unable to sell such interests quickly, if at all, and could therefore be obligated to continue to hold such interests for an extended period of time. In such a case, the Private Infrastructure Investment’s valuations of such interests could remain subject to such fraud or error, and the Advisor may, in its sole discretion, determine to discount the value of the interests or value them at zero.

Investors should be aware that situations involving uncertainties as to the valuations by Private Infrastructure Investments could have a material adverse effect on the Fund if judgments regarding valuations should prove incorrect. Persons who are unwilling to assume such risks should not make an investment in the Fund.

Valuations Subject to Adjustment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Valuations Subject to Adjustment.    The valuations reported by the Private Infrastructure Investments based upon which the Fund determines its NAV on each Business Day may be subject to later adjustment or revision. For example, NAV calculations may be revised as a result of fiscal year-end audits or other conditions that impact the Private Infrastructure Investments’ investments but that are unknown to the Advisor at the time of the Fund’s valuation estimate. Other adjustments may occur from time to time. Because such adjustments or revisions, whether increasing or decreasing the NAV of the Fund at the time they occur, relate to information available only at the time of the adjustment or revision, the adjustment or revision may not affect the amount of the repurchase proceeds of the Fund received by shareholders who had their Shares repurchased prior to such adjustments and received their repurchase proceeds. As a result, to the extent that such subsequently adjusted valuations from the Private Infrastructure Investments or the Fund adversely affect the Fund’s NAV, the outstanding Shares may be adversely affected by prior repurchases to the benefit of shareholders who had their Shares repurchased at a NAV higher than the adjusted amount. Conversely, any increases in the NAV resulting from such subsequently adjusted valuations may be entirely for the benefit of the outstanding Shares and to the detriment of shareholders who previously had their Shares repurchased at a NAV lower than the adjusted amount. The same principles apply to the purchase of Shares. New shareholders may be affected in a similar way.

Capital Call Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Capital Call Risk.    The Fund may maintain a sizeable cash and/or liquid investments position in anticipation of funding capital calls or near-term investment opportunities. Even though the Fund may maintain a sizeable position in cash and/or liquid investments, it may not contribute the full amount of its commitment to a Portfolio Fund at the time of investment. Instead, the Fund may be required to make incremental contributions pursuant to capital calls issued from time to time by a Portfolio Fund. If the Fund defaults on its unfunded commitment to a Portfolio Fund or fails to satisfy capital calls to a Portfolio Fund in a timely manner then, generally, it will be subject to significant penalties, including the complete forfeiture of the Fund’s investment in the Portfolio Fund. Any failure by the Fund to make timely capital contributions in respect of its unfunded commitments may (i) impair the ability of the Fund to pursue its investment strategies, (ii) force the Fund to borrow, (iii) cause the Fund, and, indirectly, the shareholders to be subject to certain penalties from the Private Infrastructure Investments (including the complete forfeiture of the Fund’s investment in a Portfolio Fund), or (iv) otherwise impair the value of the Fund’s investments (including the devaluation of the Fund).

Termination of the Fund’s Interest in a Portfolio Fund [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Termination of the Fund’s Interest in a Portfolio Fund.    A Portfolio Fund may, among other things, terminate the Fund’s interest in that Portfolio Fund (causing a forfeiture of all or a portion of such interest) if the Fund fails to satisfy any capital call by that Portfolio Fund or if the continued participation of the Fund in the Portfolio Fund would have a material adverse effect on the Portfolio Fund or its assets.

Risks Related to Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Portfolio Companies.    The Private Infrastructure Investments will include direct and indirect investments in Portfolio Companies. This may include Portfolio Companies in the early phases of development, which can be highly risky due to the lack of a significant operating history. For example, an early-stage Portfolio Company may be one that has obtained permitting, licensing, and governmental approval to develop a project, and has identified a customer, but has not yet commenced revenue generating activities. This may also include Portfolio Companies with assets that are in one or more of various stages of their lifecycle or useful life, including development, construction, newly operating, regular operations, depreciating, and terminating. While some of these stages carry more risk than others, all stages carry risks. The Private Infrastructure Investments may also include Portfolio Companies that are in a state of distress or which have a poor record, and which are undergoing restructuring or changes in management, and there can be no assurances that such restructuring or changes will be successful. The management of such Portfolio Companies may depend on one or two key individuals, and the loss of the services of any of such individuals may adversely affect the performance of such Portfolio Companies.

Limited Operating History of Portfolio Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Operating History of Portfolio Companies.    Portfolio Companies may have limited operating histories by which to assess their ability to achieve, sustain and increase revenues or profitability. A Portfolio Company’s financial results will be affected by many factors, including (i) the ability to successfully identify a market or markets in which there is a demand for its infrastructure; (ii) the ability to successfully negotiate strategic alliances, counterparty and user agreements, and as applicable secure permitting, construction, operating, and regulatory approvals; (iii) the progress of optimization, expansion, operational and capital expenditure, and/or organic growth and mergers/acquisition programs with respect to the development of additional infrastructure facilities and enhancements to existing assets; (iv) the ability to protect monopolistic service areas; and (v) competing technological and market developments, particularly from companies that have substantially greater resources.

There can be no assurance that the Portfolio Companies will ever achieve the return targets sought by the Fund at the time the Fund makes an investment.

Competition for Investment Opportunities [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Competition for Investment Opportunities.    The Fund competes for investments with other investment funds (including registered investment companies, private infrastructure equity and debt funds, and fund-of-funds), other institutional investors, including public and corporate pension plans, sovereign wealth funds, endowments and foundations, insurance companies, family offices, and high net worth individuals, as well as traditional and non-traditional sources of infrastructure funding, including, but not limited to traditional financial services companies such as commercial banks, project finance companies, business development companies, SPACs, and hedge funds. Many of the Fund’s competitors are substantially larger and have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than the Fund.

These characteristics could allow competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than the Fund is able to do. As a result, the Fund may lose investment opportunities if it does not match its competitors’ pricing, terms and structure. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its subscriptions. Even if the Advisor, Wilshire, or a Portfolio Fund Manager identifies an attractive investment opportunity, the Fund or the Portfolio Fund may not be permitted to take advantage of the opportunity to the fullest extent desired. This could potentially result in delays in deploying the Fund’s capital, which could adversely affect the Fund’s returns.

If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. Furthermore, many of the Fund’s competitors are not subject to the source-of-income, asset diversification and distribution requirements the Fund must satisfy to maintain its qualification as a RIC.

Access to Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Access to Investments.    The Fund is registered as an investment company under the 1940 Act and is subject to certain restrictions under the 1940 Act, and certain tax requirements, among other restrictions, that limit the Fund’s ability to make investments, as compared to a fund that is not so registered. Such restrictions may prevent the Fund from participating in (or increasing its share of) certain favorable investment opportunities, or may lead to a lack of exposure to a certain type of investment for certain periods of time. The Fund’s intention to qualify and be eligible for treatment as a regulated investment company under the Code can limit its ability to acquire or continue to hold positions in investments that would otherwise be consistent with its investment strategy. The Fund incurs additional expenses (compared to a fund that is not registered under the 1940 Act) in determining whether an investment is permissible under the 1940 Act and in structuring investments to comply with the 1940 Act, which reduces returns to shareholders of the Fund.

Risks Related to Secondary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Secondary Investments.    The acquisition of private market interests through Secondary Investments will be subject to each of the risks set forth below and those risks should be carefully evaluated before making an investment in the Fund. Secondary Investments will also be subject to a number of additional risks and uncertainties.

•        Valuation Risks.    Secondary Investments may be difficult to value because it may be relatively difficult to obtain reliable valuations of the investments underlying the Secondary Investments or reliable information regarding the Portfolio Companies to which such investments relate when making investment decisions. In certain cases, Secondary Investments may be acquired from issuers of such interests or other third parties, rather than from the original or existing investors in such Secondary Investments. As a result, in many cases the Advisor may have to select and structure Secondary Investments using economic, financial, and other information which may be incomplete or unreliable.

•        Transaction Risks.    The purchase price of Secondary Investments will be subject to negotiation with the sellers of such interests and suitable terms for a transaction may not be obtained or the Advisor may not obtain an optimal price or market discount for such interests, which may adversely affect the performance of the Fund. In addition, a negotiated transaction with a potential seller may not be consummated as a result of the refusal of a Portfolio Fund Manager to approve of the transfer of Secondary Investments or as a result of a right of first refusal held by a Portfolio Fund or other investors in such fund. The terms and conditions of the acquisition of Secondary Investments may also include provisions that are disadvantageous, for example the purchaser may be required to provide indemnities to the seller or to the Portfolio Fund, or may assume certain contingent liabilities, including the obligation to return prior distributions made by the Portfolio Fund to the seller of the interests in Secondary Investments in the event the seller fails to perform its obligation to return such distributions.

•        Portfolio Risks.    The Advisor may have the opportunity to acquire a portfolio of Secondary Investments from a seller on an “all or nothing” basis. Certain of the Secondary Investments may be less attractive than others, and certain of the sponsors of such Secondary Investments may be more familiar to the Advisor than others or may be more experienced or highly regarded than others. In such cases, it may not be possible to carve out from such purchases those investments which the Advisor considers (for commercial, tax, legal or other reasons) less attractive.

•        Concentration Risk Associated with Single Asset Deals and Continuation Funds.    The Fund may participate in single-asset restructurings where it invests in continuation vehicles formed by a third-party fund manager to retain an existing interest in a sole Portfolio Company. Investments in single-asset deals and/or in Portfolio Funds that are continuation vehicles holding a single Portfolio Company may decrease the Fund’s level of diversification. As a consequence, the aggregate returns realized by investors may be substantially adversely affected by the unfavorable performance of a small number of these investments.

Risks Related to Co-Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Related to Co-Investments.    Co-Investments will be subject to each of the risks set forth below and those risks should be carefully evaluated before making an investment in the Fund. Co-Investments will also be subject to a number of additional risks and uncertainties.

•        No Control of Co-Investment Vehicles.    The Fund may invest indirectly in Portfolio Companies with third-party co-investors by means of co-investment vehicles formed to facilitate such investments. It is anticipated that co-investment vehicles will be formed and managed by third-party fund managers and that neither the Advisor nor the Fund will control the co-investment vehicles. The realization of Portfolio Company investments made as co-investments may take longer than would the realization of investments under the sole control of the Fund, because the third-party fund managers may control the exit process or because the co-investors may require an exit procedure requiring notification of the other co-investors and possibly giving the other co-investors a right of first refusal or a right to initiate a buy-sell procedure (i.e. one party specifying the terms upon which it is prepared to purchase the other party’s or parties’ participation in the investment and the non-initiating party or parties having the option of either buying the initiating party’s participation or selling its or their participation in the investment on the specified terms).

•        Adverse Effects of Third-Party Co-Investors.    Co-Investments may involve risks in connection with such third-party involvement, including the possibility that a third party may have financial difficulties, resulting in a negative impact on such investment, or that the Fund may in certain circumstances be held liable for the actions of such third-party co-investor. Third-party co-investors may also have economic or business interests or goals which are inconsistent with those of the Fund or may be in a position to take or block action in a manner contrary to the Fund’s investment objectives. In those circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to such investments, including incentive compensation arrangements, and the interests of such third parties may not be aligned with the interests of the Fund. In addition, where the Fund participates in any investment with third-party co-investors, the size of the investment opportunity otherwise available to the Fund may be less than it would otherwise have been without the participation of one or more of such third-party co-investors.

•        Reliance on Managers of Co-Investment Vehicles.    The Fund will be highly dependent upon the capabilities of the private markets fund managers alongside whom the investment is made. The Fund may make binding commitments to co-investment vehicles without an ability to participate in their management and control and with no or limited ability to transfer its interests in such co-investment vehicles. In some cases, the Fund will be obligated to fund its entire investment for a co-investment vehicle up front, and in other cases the Fund will make commitments to fund from time to time as called by the managers of the underlying co-investment vehicles. Neither the Advisor nor the Fund will have control over the timing of capital calls or distributions received from co-investment vehicles, or over investment decisions made by such co-investment vehicles.

The Fund also will generally not have control over any of the underlying Portfolio Companies and will not be able to direct the policies or management decisions of such Portfolio Companies. Thus, the returns to the Fund from any such investments will be dependent upon the performance of the particular Portfolio Company and its management and the Fund will not be able to direct the policies or management decisions of such Portfolio Companies.

•        Reliance on Reporting from Co-Investment Vehicles and Portfolio Companies.    The Fund’s ability to deliver accurate and timely reports is dependent upon the accuracy and timeliness of the reports received from co-investment vehicles or the Portfolio Companies. The position of investors in the Fund may depend on the amount of information the Fund receives from the Portfolio Companies and co-investment vehicles about their underlying Portfolio Companies. If the Fund does not have the right to access particular information about the underlying Portfolio Companies, investors’ positions, including their tax position, may be prejudiced.

Managers of co-investment vehicles and Portfolio Companies utilize divergent reporting standards that may make it difficult for the Advisor to accurately assess the prior performance of the sponsor of a potential co-investment vehicle. In addition, such reporting variances may affect the ability of the Advisor to accurately value and monitor underlying investments. Such variances typically involve the calculation of the internal rate of return on investment, and a co-investment vehicle or a Portfolio Company may have different policies regarding the inclusion of fees due to the manager and/or investment professionals and expenses of such co-investment vehicle when calculating the return on investment.

•        Affiliated Transactions.    The 1940 Act contains prohibitions and restrictions relating to transactions between investment companies and their affiliates (including the Advisor and the Sub-Advisors), principal underwriters and affiliates of those affiliates or underwriters. Under these restrictions, the Fund and any Portfolio Company that the Fund controls are generally prohibited from knowingly participating in a joint transaction, including co-investments in a portfolio company, with an affiliated person, including any trustees or officers of the Fund, the Advisor, the Sub-Advisors, or any entity controlled or advised by any of them. These restrictions also generally prohibit the Fund’s affiliates, principal underwriters and affiliates of those affiliates or underwriters from knowingly purchasing from or selling to the Fund or any Portfolio Company controlled by the Fund certain securities or other property and from lending to and borrowing from the Fund or any Portfolio Company controlled by the Fund monies or other properties. The Fund and its affiliates may be precluded from co-investing in private placements of securities, including in any portfolio companies controlled by the Fund. The Fund, its affiliates and Portfolio Companies controlled by the Fund may from time to time engage in certain joint transactions, purchases, sales and loans in reliance upon and in compliance with the conditions of certain positions promulgated by the SEC and its staff. There can be no assurance that the Fund would be able to satisfy these conditions with respect to any particular transaction. As a result of these prohibitions, restrictions may be imposed on the size of positions or the type of investments that the Fund could make.

The Advisor and the Fund intend to obtain an exemptive order from the SEC that permits the Fund to co-invest alongside its affiliates in privately negotiated investments. However, there is no guarantee that the SEC will grant the exemptive order requested and, if granted, the exemptive order is expected to include certain conditions that would limit or restrict the Fund’s ability to participate in such transactions, including, without limitation, where affiliated funds have an existing investment in the Portfolio Company. Additionally, third parties, such as the managers of co-investment vehicles and Portfolio Funds, may not prioritize an allocation to the Fund when faced with a more established pool of capital also competing for allocation. Ultimately, an inability to receive the desired allocation to certain infrastructure assets could represent a risk to the Fund’s ability to achieve the desired investment returns.

•        Risk of Dilution.     The Fund or a co-investment vehicle may not obtain the right to participate in all follow-on investment opportunities of a Portfolio Company or may not obtain other anti-dilution rights. If the Fund or a co-investment vehicle does not participate in a follow-on investment or does not obtain anti-dilution rights, the initial investment of the Fund or a co-investment vehicle in such Portfolio Company may be subject to dilution over time.

Concentration of Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Concentration of Investments.    The Fund will concentrate its investments in the infrastructure industry and may focus its investments in one or more infrastructure market segments (e.g., power and energy, utilities, communications, transportation, and social infrastructure assets). As a result, the Fund’s portfolio is subject to greater risk and volatility than if investments had been made in a broader diversification of asset types, industries, and market segments.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Investment Risk.    Investments in foreign securities are affected by risk factors generally not thought to be present in the United States. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Special risks associated with investments in foreign markets include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, less government supervision of exchanges, brokers and issuers, greater risks associated with counterparties and settlement, and difficulty in enforcing contractual obligations. Changes in exchange rates and interest rates, and the imposition of foreign taxes, sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. In addition, since the inauguration of Donald Trump as President of the United States on January 20, 2025, the Trump administration has pursued an aggressive foreign policy agenda, including the imposition of tariffs on China and long-time U.S. allies, Mexico and Canada, suggestions that the United States should control sovereign foreign territories, and attempts to restructure federal government agencies with international influence. In particular, the Trump administration has sought to reduce the headcount of and freeze funding available to certain U.S. government agencies. Such efforts may continue throughout U.S. federal agencies, which could increase administrative burdens on remaining government employees, increase processing times of company filings, alter regulatory policymaking, and increase regulatory volatility. These, as well as other potential effects which are not currently known, may have a negative impact on the Fund or on markets generally.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk.    Although the Fund invests primarily in the United States, the Fund’s portfolio may include investments denominated in foreign currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange controls, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which Fund investments are denominated against the U.S. dollar may result in a decrease the Fund’s NAV. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation. The performance of the Fund could be adversely affected by such currency exchange rate fluctuations.

Fixed Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Fixed Income Securities Risk.    The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Prices of fixed income securities tend to move inversely with changes in interest rates. Generally, fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with lower rated securities more volatile than higher rated securities. The longer the effective maturity and duration of the Fund’s portfolio, the more the Fund’s Share price is likely to react to changes in interest rates. (Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security.) Some fixed income securities give the issuer the option to call, or redeem, the securities before their maturity dates. If an issuer calls its security during a time of declining interest rates, the Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value of the security as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of callable issues are subject to increased price fluctuation. In addition, the Fund may be subject to extension risk, which occurs during a rising interest rate environment because certain obligations may be paid off by an issuer more slowly than anticipated, causing the value of those securities held by the Fund to fall.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk.    If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the Fund fails to pay amounts due when required by the terms of the security, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the credit quality or value of any underlying assets declines, the value of the Fund’s investment could decline. In addition, the Fund may incur expenses in an effort to protect the Fund’s interests or to enforce its rights. Credit risk is broadly gauged by the credit ratings of the securities in which the Fund invests.

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk.    Prices of fixed income securities tend to move inversely with changes in interest rates. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Duration is a weighted measure of the length of time required to receive the present value of future payments, both interest and principal, from a fixed income security. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the Fund’s investments. These risks are greater during periods of rising inflation. In addition, a potential rise in interest rates may result in periods of volatility and increased repurchases that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

Asset-Backed Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Asset-Backed Securities Risk.    Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets. Asset-backed securities are subject to credit risk, market risk and interest rate risk. Asset-backed securities are also subject to prepayment risk, which is the risk that the underlying debt instruments may be partially or wholly prepaid during periods of falling interest rates, which could require the Fund to reinvest in lower yielding debt instruments. Asset-backed securities are also subject to extension risk, which is the risk that rising interest rates may cause the underlying debt instruments to be repaid more slowly by the debtor, causing the value of the securities to fall.

Asset-backed securities are typically structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include, for example, items such as motor vehicle installment sales or installment loan contracts, leases on various types of real and personal property, and receivables from credit card agreements. General downturns in the economy could cause the value of asset-backed securities to fall. In addition, asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may provide the fund with a less effective security interest in the related collateral than do mortgage-backed securities. Therefore, there is the possibility that recoveries on the underlying collateral may not, in some cases, be available to support payments on these securities.

CLO Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CLO Risks.    In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated tranches. CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the ranking of the Fund’s investment in the capital structure. Investments in structured vehicles involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.

In addition to the general risks associated with investing in fixed income securities, CLO securities carry additional risks, including: (i) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the investments in CLOs are subordinate to other classes or tranches thereof; (iv) the potential of spread compression in the underlying loans of the CLO, which could reduce credit enhancement in the CLOs; and (v) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO.

The complex structure of CLO securities may produce unexpected investment results, especially during times of market stress or volatility. The complexity of CLOs and related investments gives rise to the risk that investors, parties involved in their creation and issuance, and other parties with an interest in them may not have the same understanding of how these investments behave, or the rights that the various interested parties have with respect to them. Furthermore, the documents governing these investments may contain some ambiguities that are subject to differing interpretations. Even in the absence of such ambiguities, if a dispute were to arise concerning these instruments, there is a risk that a court or other tribunal might not fully understand all aspects of these investments and might rule in a manner contrary to both the terms and the intent of the documents. Therefore, the Fund cannot be fully assured that it will be able to enjoy all of the rights that it expects to have when it invests in CLOs and related investments.

Investing in securities of CLOs involves the possibility of investments being subject to potential losses arising from material misrepresentations or omissions on the part of borrowers whose loans make up the assets of such entities. Such inaccuracy or incompleteness may adversely affect the valuation of the receivables or may adversely affect the ability of the relevant entity to perfect or effectuate a lien on the collateral securing its assets. The CLOs in which the Fund invests will rely upon the accuracy and completeness of representations made by the underlying borrowers to the extent reasonable, but cannot guarantee such accuracy or completeness. The quality of the Fund’s investments in CLOs is subject to the accuracy of representations made by the underlying borrowers and issuers. In addition, the Fund is subject to the risk that the systems used by the originators of CLOs to control for accuracy are defective. Under certain circumstances, payments to the Fund may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.

CLOs typically will have no significant assets other than the assets underlying such CLOs, including, but not limited to, secured loans, leveraged loans, project finance loans, unsecured loans, cash collateralized letters of credit and other asset-backed obligations, and/or instruments (each of which may be listed or unlisted and in bearer or registered form) that serve as collateral. Payments on the CLO securities are and will be payable solely from the cash flows from the collateral, net of all management fees and other expenses.

The failure by a CLO in which the Fund invests to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a CLO fails certain tests, holders of CLO senior debt may be entitled to additional payments that would, in turn, reduce the payments the Fund would otherwise be entitled to receive. Separately, the Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting CLO or any other investment the Fund may make. If any of these occur, it could materially and adversely affect the Fund’s returns.

The leveraged nature of CLOs magnifies the adverse impact of loan defaults. CLO investments represent a leveraged investment with respect to the underlying loans. As a result, changes in the market value of the CLO investments could be greater than the change in the market value of the underlying loans (which are subject to credit, liquidity and interest rate risk) and any event that negatively impacts an underlying investment could result in a substantial loss that would not be as substantial if the investment were not leveraged. The leverage varies depending on the seniority of the tranche.

The loans or bonds underlying CLOs typically have floating interest rates. A rising interest rate environment may increase loan defaults, resulting in losses for the CLOs and the Fund. Further, a general rise in interest rates will increase the financing costs of the CLOs.

If an event of default occurs under an indenture, loan agreement or other document governing an investment, the holders of a majority of the most senior class of outstanding notes or loans issued by such investment generally will be entitled to determine the remedies to be exercised under the indenture, loan agreement or other governing document. These remedies, which may include the sale and liquidation of the assets underlying the investment, could be adverse to the interests of the Fund.

Between the closing date and the effective date of a CLO, the CLO collateral manager will generally expect to purchase additional collateral obligations for the CLO. During this period, the price and availability of these collateral obligations may be adversely affected by a number of market factors, including price volatility and availability of investments suitable for the CLO, which could hamper the ability of the collateral manager to acquire a portfolio of collateral obligations that will satisfy specified concentration limitations and allow the CLO to reach the target initial par amount of collateral prior to the effective date. An inability or delay in reaching the target initial par amount of collateral may adversely affect the timing and amount of interest or principal payments received by the holders of the CLO debt securities and distributions on the CLO equity securities and could result in early redemptions which may cause CLO debt and equity investors to receive less than face value of their investment.

CMBS Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

CMBS Risk.    CMBS include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. The repayment of loans secured by income-producing properties is typically dependent upon the successful operation of the related real estate project rather than upon the liquidation value of the underlying real estate or the existence of independent income or assets of the borrower. In addition, commercial properties, particularly industrial and warehouse properties, are subject to environmental risks and the burdens and costs of compliance with environmental laws and regulations. CMBS may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

The CMBS in which the Fund invests may be issued by entities, such as banks, mortgage lenders or other institutions. These entities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. CMBS depend on cash flows generated by underlying commercial real-estate loans, receivables or other assets, and can be significantly affected by changes in interest rates, the availability of information concerning the underlying assets and their structure, and the creditworthiness of the originators of the underlying assets.

Due to the nature of the loans they represent, CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain CMBS. Certain CMBS are issued in several classes with different levels of yield and credit protection. The Fund’s investments in CMBS with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit, prepayment and extension risks.

In addition, the value of CMBS may be adversely affected by regulatory or tax changes. CMBS issued by non-agency issuers may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. In the past, the market for CMBS has experienced significant volatility. Following the COVID-19 pandemic, many employers shifted to allow remote and hybrid work arrangements. The increase in remote working arrangements has led to increased national vacancy rates for commercial office space. These increased vacancy rates may adversely impact the value of CMBS by leading to higher delinquency rates for the owners of commercial office buildings.

ETF and Mutual Fund Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

ETF and Mutual Fund Risk.    Investing in ETFs or mutual funds will provide the Fund with exposure to the risks of owning the underlying securities the ETFs or mutual funds hold. Shares of ETFs typically trade on securities exchanges and may at times trade at a price above (premium) or below (discount) their NAV, especially during periods of significant market volatility or stress, causing investors to pay or receive significantly more or less than the value of the ETF’s underlying portfolio when they purchase or sell their ETF shares, respectively. Certain ETFs’ shares may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer. In addition, an index-based ETF or mutual fund may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF or mutual fund, the temporary unavailability of certain index securities in the secondary market, or discrepancies between the ETF or mutual fund and the index with respect to the weighting of securities or the number of securities held. It may be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. Investing in ETFs and mutual funds, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. Additionally, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other funds, and thus will be more susceptible to negative events affecting those sectors.

Temporary Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Temporary Investments.    The allocation among Fund investments may vary from time to time, especially during the Fund’s initial period of investment operations. During the initial period of investment operations and to manage liquidity for repurchase requests and new Private Infrastructure Investments, the Fund may hold a substantial portion of the proceeds of the offering of Shares in short-term investments, including money market funds, short-term U.S. Treasury securities and other investment-grade fixed income securities, and other liquid investments.

Delays in investing the net proceeds of the offering of Shares may impair the Fund’s performance. The Fund cannot assure you it will be able to identify any investments that meet its investment objectives or that any investment that the Fund makes will produce a positive return. The Fund may be unable to invest the net proceeds of the Fund’s offering on acceptable terms within the time period that the Fund anticipates or at all, which could harm the Fund’s financial condition and operating results. Short-term investments may produce returns that are significantly lower than the returns that the Fund expects to achieve when the Fund’s portfolio is fully invested in Private Infrastructure Investments.

Investments in Infrastructure Assets [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investments in Infrastructure Assets.    Investments by the Portfolio Funds in infrastructure and infrastructure-related assets will involve a number of risks not always found in private market investments, including the following: (a) Portfolio Companies may be subject to substantial governmental regulation or reliant or dependent on governmental contracts, leases, or concessions, giving governmental authorities significant influence over Portfolio Companies (including pricing control) that could adversely impact their business; (b) with a large number of new infrastructure fund managers and a significant amount of capital being raised, there could potentially be an increase in the current valuation of infrastructure assets and ultimately downward pressure on future returns (prime or “trophy” assets in particular can become the subject of a bidding war, pushing up price multiples for managers seeking a high-profile asset); (c) infrastructure investments can have a substantial environmental impact and may be subject to numerous regulations relating to environmental protection, disruption from community action groups and financial exposure resulting from non-compliance with environmental laws either by the current or the previous owner; (d) certain infrastructure assets may be at increased risk of terrorist attacks owing to their regional or national profile, causing significant harm to employees, assets and potentially the surrounding community; and (e) the use of infrastructure assets may be interrupted or otherwise affected by a variety of events including serious traffic accidents, natural disasters (such as fire, floods, earthquakes, and typhoons), man-made disasters, defective design and construction, slope failure, bridge and tunnel collapse, road subsidence, fuel prices, general economic conditions, labor disputes, and other unforeseen circumstances and incidents. If the use of the infrastructure assets held by the Portfolio Funds is interrupted in whole or in part for any period as a result of any such events, the revenues of such investments could be reduced and the costs of maintenance or restoration as well as the overall public confidence in such infrastructure assets could be reduced. Losses can exceed available insurance coverage.

Specific infrastructure and infrastructure-related assets may be subject to the following additional risks:

•        Communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens.

•        Energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased regulation, negative effects of economic slowdowns, reduced demand, cleanup and litigation costs as a result of environmental damage, changing and international politics and regulatory policies of various governments. Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy infrastructure companies.

•        Social infrastructure companies/issuers are subject to government regulation and the costs of compliance with such regulations and delays or failures in receiving required regulatory approvals. The enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company.

•        Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations. Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

•        Utilities company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company’s access to new markets. Utilities companies may incur unexpected increases in fuel and other operating costs. Utilities companies are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.

Development Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Development Risks.    The successful development of new or expansion infrastructure projects entails a variety of operating and technical risks (some of which may be unforeseeable at the time a project is commenced) and may require or result in the involvement of a broad and diverse group of stakeholders who will either directly influence or potentially be capable of influencing the nature and outcome of the project. Such factors may include: political or local opposition, receipt of regulatory approvals or permits, site or land procurement, environmentally related issues, construction risks and delays (such as late delivery of necessary equipment), labor disputes (such as work stoppages), counterparty non-performance, project feasibility assessment, and dealings with and reliance on third-party consultants.

When making an infrastructure investment value may be ascribed to infrastructure projects (new or expansion) that do not achieve successful implementation, potentially resulting in a lower than expected internal rate of return over the life of the investment. In addition, the long-term profitability of infrastructure assets, once constructed, is partly dependent upon the efficient operation and maintenance of the assets. Inefficient operations and maintenance, or limitations in the skills, experience, or resources of operating companies may reduce returns to the shareholders. To the extent that a Portfolio Fund invests in companies providing services or products (such as, as for example, exploratory drilling rigs and support services) to participants in the natural resources exploration, development, extraction, and transportation industries (such as, for example, oil, natural gas, or minerals), the failure of such industry participants to successfully locate, develop, extract, or transport such resources could materially impact the demand for the services or products of such companies, adversely affecting their performance and the Portfolio Fund’s investment therein.

Operations and Maintenance Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Operations and Maintenance Risk.    The operations of infrastructure projects are exposed to unplanned interruptions caused by significant catastrophic events, such as cyclones, earthquakes, landslides, floods, explosions, fires, terrorist attacks, major plant breakdowns, pipeline or electricity line ruptures, or other disasters. Operational disruption, as well as supply disruption, could adversely impact the cash flows available from these assets. In addition, the cost of repairing or replacing damaged assets could be considerable. Repeated or prolonged interruption may result in permanent loss of customers, substantial litigation, or penalties for regulatory or contractual non-compliance. Moreover, any loss from such events may not be recoverable under relevant insurance policies. Business interruption insurance is not always available, or economic, to protect the business from these risks. Industrial action involving employees or third parties may also disrupt the operations of infrastructure projects. Infrastructure projects are exposed to the risk of accidents that may give rise to personal injury, loss of life, damage to property, disruption to service, and economic loss.

Commodity Price Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Commodity Price Risk.    Infrastructure investments may be subject to commodity price risk, including, without limitation, the price of electricity and the price of fuel. The operation and cash flows of any Private Infrastructure Investment may depend, in some cases to a significant extent, upon prevailing or improving market prices for energy commodities (such as oil, gas, coal, and power). Commodity prices have been, and are likely to continue to be, volatile and subject to wide fluctuations in response to any of the following factors: (i) relatively minor changes in the supply of and demand for oil, gas, or coal; (ii) market uncertainty; (iii) political conditions in international commodity producing regions; (iv) the extent of domestic production and importation of oil, gas, or coal in certain relevant markets; (v) the level of consumer demand; (vi) the price of steel and the outlook for steel production; (vii) weather conditions; (viii) the competitive position of oil, gas or coal as a source of energy as compared with other energy sources; (ix) the industry-wide refining or processing capacity for oil, gas or coal; (x) the effect of foreign federal, state, and local regulations on the production, transportation and sale of commodities; (xi) the expected consumption of coking coal in steel production; and (xii) the amount and character of excess electric generating capacity in a market area. Market prices of these energy commodities as well as other inputs may fluctuate materially depending on a variety of factors beyond the control of a Portfolio Fund, including, without limitation, weather conditions, foreign and domestic supply and demand, force majeure events, changes in law, governmental regulations, prices and availability of alternative fuels and energy sources, international political conditions including those in the Middle East, actions of the Organization of Petroleum Exporting Countries (and other oil- and natural gas-producing nations), and overall economic conditions.

Real Estate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Real Estate Risks.    Infrastructure investments may be subject to the risks inherent in the ownership and operation of assets or business which derive a substantial amount of their value from real estate and real estate-related interests. These types of underlying interests are typically illiquid. Deterioration of real estate fundamentals may negatively impact the performance of such investments. Such changes in fundamentals could involve fluctuations as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in environmental and zoning laws, casualty or condemnation losses, environmental liability, regulatory limitations on rents, changes in neighborhood values, changes in the appeal of properties to tenants, the availability of mortgage funds which may render the sale or refinancing of properties difficult or impracticable, natural disasters, increase in interest rates, and other factors that are beyond the control of the Portfolio Funds and/or the Advisor. Infrastructure assets may be acquired in jurisdictions where indigenous rights (e.g. with respect to tribes or other dispossessed people/communities) to land exist. It may not be possible to mitigate against or remove a risk associated with indigenous claims. Additionally, any declaration of title in respect of government protected land on which infrastructure assets are located may negatively affect the operation of those businesses.

Investment in Restructurings [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment in Restructurings.    Infrastructure investments may include restructurings that involve Portfolio Companies that are experiencing or are expected to experience financial difficulties, including overleveraged, distressed, or underperforming companies. These financial difficulties may never be overcome and may cause such Portfolio Company to become subject to bankruptcy proceeding, insolvency, moratorium, judicial or extrajudicial reorganization, liquidation, dissolution, intervention, extrajudicial liquidation, arrangement, winding-up or composition or readjustment of debts of any obligor or other similar laws affecting creditors’ rights generally from time to time in effect. Infrastructure investments could, in certain circumstances, subject a Portfolio Fund to certain additional potential liabilities that may exceed the value of such Portfolio Fund’s original investment therein.

Governmental and Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Governmental and Regulatory Risks.    In many instances, the operation or acquisition of infrastructure assets involves an ongoing commitment to or from a governmental agency. The nature of these obligations and dependencies expose the owners of infrastructure assets to a higher level of regulatory control than typically imposed on other businesses, especially given that governmental entities have considerable discretion to change or increase regulation of the operations of investments or to implement laws, regulations, or policies affecting their operations, separate from any contractual rights that the government counterparties may have. Where a Portfolio Company holds a concession or lease from the government, the concession or lease may restrict the Portfolio Company’s ability to operate the business in a way that maximizes cash flows and profitability. The lease or concession may also contain clauses more favorable to the government counterparty than a typical commercial contract. For instance, the lease or concession may enable the government to terminate the lease or concession in certain circumstances without requiring payment of adequate compensation. Further, government permits, licenses, concessions, leases, and contracts are generally very complex and may result in disputes over interpretation and enforceability.

Change of Law and Sovereign Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Change of Law and Sovereign Risk.    Government counterparties may have the discretion to change or increase regulation of a Portfolio Company’s operations, or implement laws or regulations affecting the Portfolio Company’s operations, separate from any contractual rights it may have. A Portfolio Company also could be materially and adversely affected as a result of statutory or regulatory changes or judicial or administrative interpretations of existing laws and regulations that impose more comprehensive or stringent requirements on such company. Governments have considerable discretion in implementing regulations that could impact a Portfolio Company’s business, and because its business may provide basic, everyday services, and face limited competition, governments may be influenced by political considerations and may make decisions that adversely affect a Portfolio Company’s business. There can be no assurance that the relevant governmental entities will not legislate, impose regulations, or change applicable laws or act contrary to the law in a way that would materially and adversely affect the business of a Portfolio Fund’s investments.

Outside Events [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Outside Events.    Events outside the control of a Portfolio Company, such as political action and governmental regulation, demographic changes, economic growth, increasing fuel prices, government macroeconomic policies, toll, tariff and other fee rates, social stability, technical obsolescence, competition from untolled or other forms of transportation, natural disasters (such as fire, floods, earthquakes, and typhoons), changes in weather, changes in demand for products or services, defective design or construction, bankruptcy or financial difficulty of a major customer, acts of war or terrorism, and other unforeseen circumstances and incidents could significantly reduce the revenues generated or significantly increase the expense of constructing, operating, maintaining, or restoring infrastructure facilities.

Rate Regulation [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rate Regulation.    Certain infrastructure assets may be subject to rate regulations that determine or limit the prices they may charge, particularly if a Portfolio Company is the sole or predominant service provider in its service area or provides services that are essential to the community. Unfavorable price determinations may be final with no right of appeal or, despite a right of appeal, could result in its profits being negatively affected and Portfolio Companies not meeting initial return expectations.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk.    Some Portfolio Companies may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. Typically, as inflation rises, a Portfolio Company will earn more revenue, but will incur higher expenses; as inflation declines, a Portfolio Company may not be able to reduce expenses in line with any resulting reduction in revenue. Moreover, many infrastructure businesses rely on concessions to mitigate the inflation risk to cash flows through escalation provisions linked to the inflation rate. While these provisions may protect against certain risks, they do not protect against the risk of a rise in real interest rates, which is likely to create higher financing costs for infrastructure businesses and a reduction in the amount of cash generated by a portfolio investment. In addition, while a Portfolio Fund Manager may seek to include inflation adjustment mechanisms in its Portfolio Companies’ contracts, such protections may not always be possible.

Certain countries’ economies have experienced substantial growth in, and, in some periods, extremely high rates of, inflation for extended periods of time. Inflation has, and may continue to have, negative effects on the economies of certain of these countries. For example, the risks associated with transactions using local currencies are significantly greater in hyperinflationary economies than in other less inflationary markets.

Interest Rate Risk One [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk.    Infrastructure assets are often highly leveraged and, as a result, are potentially exposed to adverse interest rate movements and increasing cost of debt. In addition, the regulatory regimes governing regulated infrastructure assets typically use prevailing market interest rates in determining the allowed revenue that can be generated from these assets. As a result, revenue fluctuates with interest rate movements. Movements in interest rates may also affect the appropriate discount rate to be used to value a Portfolio Fund’s investments, resulting in variations in their valuation, which may affect returns from the Portfolio Fund.

Environmental Matters [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Environmental Matters.    Infrastructure assets may be subject to numerous statutes, rules, and regulations relating to environmental protection. Certain statutes, rules, and regulations might require that investments address prior environmental contamination, including soil and groundwater contamination, which results from the spillage of fuel, hazardous materials, or other pollutants. Under various environmental statutes, rules, and regulations, a current or previous owner or operator of real property may be liable for non-compliance with applicable environmental and health and safety requirements and for the costs of investigation, monitoring, removal, or remediation of hazardous materials. These laws often impose liability, whether or not the owner or operator knew of or was responsible for the presence of hazardous materials. The presence of these hazardous materials on a property could also result in personal injury or property damage or similar claims by private parties. Persons who arrange for the disposal or treatment of hazardous materials may also be liable for the costs of removal or remediation of these materials at the disposal or treatment facility, whether or not that facility is or ever was owned or operated by that person. A Portfolio Fund may be exposed to substantial risk of loss from environmental claims arising in respect of its investments, and the loss may exceed the value of such investment. Furthermore, changes in environmental laws or in the environmental condition of an investment by a Portfolio Fund may create liabilities that did not exist at the time of acquisition of an investment and that could not have been foreseen. For example, new environmental regulations may create costly compliance procedures for infrastructure assets.

In addition, infrastructure investments can have a substantial environmental impact. As a result, community and environmental groups may protest about the development or operation of infrastructure assets, and these protests may induce government action to the detriment of the owner of the infrastructure asset. Ordinary operation or occurrence of an accident with respect to infrastructure assets could cause major environmental damage, which may result in significant financial distress to the particular asset. In addition, the costs of remediating, to the extent possible, the resulting environmental damage, and repairing relations with the affected community, could be significant.

Documentation and Legal Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Documentation and Legal Risks.    Infrastructure projects, and investments in or financing thereof, are usually governed by a complex series of legal documents and contracts. As a result, the risk of dispute over interpretation or enforceability of the documentation may be higher than for other investments. Additional legal risks that infrastructure assets may be exposed to include, but are not limited to, environmental issues, land expropriation, and other property-related claims, industrial action, and legal action from special interest groups.

Energy Sub-Sector Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Energy Sub-Sector Risks.    Portfolio Funds may invest in companies involved in, or supporting, the production and distribution of power and related infrastructure. The operations of power and energy infrastructure companies are subject to many risks inherent in the transportation, processing, storing, distributing, or marketing of natural gas, natural gas liquids, crude oil, coal, refined petroleum products, or other hydrocarbons, or in the producing of such commodities, including, without limitation: damage to pipelines, storage tanks, or related equipment and surrounding properties caused by floods, fires, and other natural disasters or by acts of terrorism; inadvertent damage from construction and farm equipment; leaks of natural gas, natural gas liquids, crude oil, refined petroleum products, or other hydrocarbons; and fires and explosions. These risks could result in substantial losses due to personal injury or loss of life, severe damage to and destruction of property and equipment and pollution or other environmental damage and may result in the curtailment or suspension of their related operations, any and all of which could result in lower than expected returns to such Portfolio Fund. Furthermore, the energy industry is experiencing increasing competitive pressures, primarily as a result of consumer demands, technological advances, privatizations, and other factors. To the extent competitive pressures increase and the pricing and sale of energy products assume more characteristics of a competitive or otherwise unregulated business, the economics of projects or companies in which a Portfolio Fund may invest may come under increasing pressure. Energy infrastructure asset owners may also find it increasingly difficult to negotiate long-term procurement or sales agreements with counterparties, which may affect their profitability and financial stability.

Historically, regulations have limited many utility companies to certain geographic areas and to certain lines of business. In addition, the markets for renewable energy sources, such as wind and solar generation, has rapidly evolved and represents a cost competitive alternative to conventional energy sources including coal and natural gas, and which may have downward pressure on the future valuation of power and energy infrastructure assets. Emerging renewable energy technology including battery storage may prove unsuitable for widespread commercial deployment and as a result a Portfolio Fund’s investments in renewable energy projects may be adversely affected.

Demand/Usage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Demand/Usage Risk.    Demand, usage, and throughput risk can affect the performance of energy-related investments. To the extent that a Portfolio Fund’s assumptions regarding the demand, usage, and throughput assets prove incorrect, returns to such Portfolio Fund could be adversely affected. Some of the investments may be subject to seasonal variations, including greater revenues and profitability during different seasons of the year. Accordingly, a Portfolio Fund’s operating results for any particular portfolio investment in any particular quarter may not be indicative of the results that can be expected for that portfolio investment throughout the year. Moreover, Portfolio Companies may face competition from other infrastructure assets in the vicinity of the assets they operate. If Portfolio Companies are unable to compete successfully with such alternatives, their business, financial condition, and results of operation could be materially and adversely affected.

Renewable Energy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Renewable Energy.    A Portfolio Fund may make investments in renewable energy projects. Renewable energy technologies have rapidly evolved resulting in a significant decline in the cost of wind and solar projects, and renewable energy generation reaching cost parity with fossil fuel sources of generation including natural gas, oil, and coal. Certain emerging renewable energy technologies including battery storage may prove unsuitable for widespread commercial deployment or if the demand for renewable energy products fails to develop sufficiently (including as a result of changes in market conditions, such as a decrease in the price of fossil fuels), investments in renewable energy projects may be adversely affected. While renewable energy projects currently enjoy wide support from national and local governments and regulatory agencies, there is no assurance that such support will continue in the future and any reduction or elimination of governmental support will have an adverse effect. Renewable energy projects may benefit from incentives that support the sale of energy generated from renewable sources, including state adopted renewable portfolio standard programs, which vary among states, but generally require power suppliers to provide a minimum percentage or base amount of electricity from specified renewable energy sources for a given period of time.

Government Regulation of the Natural Resources Industry [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Government Regulation of the Natural Resources Industry.    The natural resources industry is subject to substantial regulation by U.S. federal, state and local, and non-U.S., governmental bodies relating to pricing, taxation, marketing, operations, and environmental and safety matters when compared to other areas of commerce. Additionally, various laws and regulations relating to the protection of the environment may affect the operations and costs of the companies engaged in the natural resources industry. These laws and regulations may: (i) restrict the types, quantities, and concentration of various substances that can be released into the environment; (ii) require monitoring, reporting of, or precautions relating to, the storage, use, or release of certain chemicals and hazardous substances; (iii) require removal or clean-up of contamination under certain circumstances, which may require the expenditure of material amounts over a significant period of time; and (iv) impose substantial civil liabilities or criminal penalties for failures to comply with such laws and regulations. When making investment decisions, a Portfolio Fund Manager will need to consider a variety of regulations, both within and outside the U.S., including trade control and anti-bribery measures. New and existing regulations, increased taxation, changing regulatory schemes, increased governmental reporting or registration requirements, and the burdens of regulatory compliance all may have a material negative impact on the performance of such investments. Furthermore, failure to comply with applicable regulations may result in significant liability for a Portfolio Fund and its Portfolio Companies. These regulations have been subject to significant changes over recent years, such as stricter standards in environmental, health and safety legislation and regulation, and there can be no assurance that any future changes, including financial regulation resulting from the most recent economic downturn, or changes in national energy, environmental, or other policies, will not have an adverse impact on the Fund’s performance.

Insurance Limitations [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Insurance Limitations.    Risks normally covered under insurance policies include: (i) fires; (ii) explosions; (iii) blow-outs; (iv) uncontrollable flows of gas, formation water or drilling fluids; (v) natural disasters; (vi) pipe or cement failure; (vii) casing collapses; (viii) abnormally pressured formations; (ix) acts of terrorism; and (x) environmental hazards such as leaks and pipeline ruptures. Insurance to cover some of these risks may be prohibitively expensive, with high deductibles, or unavailable, particularly as to acts of terrorism or damage from natural disasters. A Portfolio Fund may carry certain insurance coverage for many, but not all, of these potential risks, and certain deductibles generally at standard industry levels that must first be paid before collecting under the policy. In addition, insurance is subject to certain exclusions and limitations. As a result, a Portfolio Fund may not have insurance or sufficient insurance to cover all of these risks for the full potential damage. A Portfolio Fund may elect not to obtain insurance if it believes the cost of available insurance is excessive relative to the risks presented. Some forms of insurance may become unavailable in the future or unavailable on terms that a Portfolio Fund believes are economically acceptable. No assurance can be given that a Portfolio Fund will be able to maintain insurance in the future at rates that it considers reasonable and it may then elect to maintain minimal or no insurance coverage. Claims under insurance policies will be subject to the credit risk of the insurers. Volatility and disruption in the financial and credit markets may adversely affect the credit quality of insurers and impact their ability to pay claims.

LIMITS OF RISK DISCLOSURE [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

LIMITS OF RISK DISCLOSURE

The above discussions relate to the various principal risks associated with the Fund, the Fund’s investments, and Shares, and are not intended to be a complete enumeration or explanation of the risks involved in an investment in the Fund. Prospective investors should read this entire Prospectus and the SAI, and consult with their own advisors before deciding whether to invest in the Fund. In addition, as the Fund’s investment program or market conditions change or develop over time, an investment in the Fund may be subject to risk factors not currently contemplated or described in this Prospectus.

Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Management Fees [Percent]	1.25%	[1]
Distribution/Servicing Fees [Percent]	0.00%	[1],[2]
Acquired Fund Fees and Expenses [Percent]	0.85%	[1],[3]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.81%	[1],[4]
Total Annual Expenses [Percent]	2.91%	[1],[5]
Expense Example, Year 01	$ 29
Expense Example, Years 1 to 3	90
Expense Example, Years 1 to 5	153
Expense Example, Years 1 to 10	$ 323
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class I Shares
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	3.50%	[6]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[6]
Management Fees [Percent]	1.25%	[1],[6]
Distribution/Servicing Fees [Percent]	0.85%	[1],[2],[6]
Acquired Fund Fees and Expenses [Percent]	0.85%	[1],[3],[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.81%	[1],[4],[6]
Total Annual Expenses [Percent]	3.76%	[1],[5],[6]
Expense Example, Year 01	$ 72
Expense Example, Years 1 to 3	146
Expense Example, Years 1 to 5	222
Expense Example, Years 1 to 10	$ 421
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class S Shares
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[6]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%	[6]
Management Fees [Percent]	1.25%	[1],[6]
Distribution/Servicing Fees [Percent]	0.25%	[1],[2],[6]
Acquired Fund Fees and Expenses [Percent]	0.85%	[1],[3],[6]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.81%	[1],[4],[6]
Total Annual Expenses [Percent]	3.16%	[1],[5],[6]
Expense Example, Year 01	$ 32
Expense Example, Years 1 to 3	97
Expense Example, Years 1 to 5	165
Expense Example, Years 1 to 10	$ 347
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	Class D Shares

[1]	The expenses shown in the table are based on estimated amounts for the 12 months ending May 31, 2027. The Fund’s actual expenses may vary from the estimated amounts shown. The Fund’s annual expense ratio will increase or decrease over time as the Fund’s asset level decreases or increases, respectively, and as actual Fund expenses vary.
[2]	The Advisor and the Fund have received an exemptive order from the SEC that permits the Fund to issue multiple classes of Shares and to impose asset-based distribution and/or service fees. Pursuant to that order, the Fund has adopted a distribution plan (the “Distribution Plan”) and pays the distribution and shareholder servicing fees under the Distribution Plan. The maximum annual rates at which the distribution and shareholder servicing fees may be paid under the Distribution Plan (calculated as a percentage of the Fund’s average daily net assets attributable to each of the Class S Shares and Class D Shares) is 0.85% for Class S Shares and 0.25% for Class D Shares, of which 0.25% is a shareholder servicing fee and the remaining portion, if any, is a distribution fee. Class I Shares are not subject to any distribution and/or shareholder servicing fee under the Distribution Plan. See “Distribution Plan.”
[3]	Acquired Fund Fees and Expenses are based on estimated amounts for the first 12 months of operations. Some or all of the Portfolio Funds in which the Fund is invested and expects to invest generally charge a management fee of 1.00% to 2.00% (annualized) of the commitment amount of the Fund’s investment, and 10% to 20% of a Portfolio Fund’s net profits as a carried interest allocation, subject to a clawback. The Portfolio Funds generally will be subject to a carried interest clawback. The Acquired Fund Fees and Expenses disclosed above are based on historic returns of the Portfolio Funds in which the Fund is invested and expects to invest, which may change substantially over time. The Acquired Fund Fees and Expenses reflects operating expenses of the Portfolio Funds (i.e., management fees, administration fees and professional and other direct, fixed fees and expenses of the Portfolio Funds) and does not reflect any performance-based fees or allocations paid by the Portfolio Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in-kind. Accordingly, fees and allocations for a particular period may be unrelated to the cost of investing in the Portfolio Funds.
[4]	Other Expenses are based on estimated amounts for the first 12 months of operations. Other Expenses include all other expenses incurred by the Fund, such as professional fees relating to legal, accounting, tax and audit expenses; Fund operating expenses such as transfer agency fees, custody fees, administration fees, trustee fees, and non-interest related line of credit fees (e.g., origination and maintenance fees); sub-transfer agency fees; and expenses relating to the continuous offering and sale of Shares.
[5]	The total annual fund operating expenses do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are reflected in the underlying fund’s performance and are borne indirectly by the Fund.
[6]	As of the date of this Prospectus, Class S and Class D Shares are not offered to investors.